Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.6% )
a
Value
Basic Materials (0.5%)
Flexsys Holdings, Inc., Term Loan
$ 1,255,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 1,240,881
INEOS US Petrochem, LLC, Term
Loan
982,575
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
963,906
Innophos Holdings, Inc., Term
Loan
637,000
4.207%,  (LIBOR 1M +
3.750%), 2/7/2027
b
633,019
Momentive Performance Materials
USA, LLC, Term Loan
605,867
3.700%,  (LIBOR 1M +
3.250%), 5/15/2024
b
597,537
Nouryon USA, LLC, Term Loan
1,204,020
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
1,184,455
Pixelle Specialty Solutions, LLC,
Term Loan
1,133,655
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,108,862
Sparta US HoldCo, LLC, Term
Loan
184,538
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b,c
181,769
Venator Finance SARL, Term Loan
735,375
3.457%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
698,606
Total 6,609,035
Capital Goods (1.8%)
Bingo Industries, Ltd., Term Loan
452,725
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
447,066
BW Holding, Inc., Delayed Draw
215,000
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
211,237
BW Holding, Inc., Term Loan
808,973
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b
794,815
Flex Acquisition Company, Inc.,
Term Loan
1,280,702
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,277,590
261,702
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
261,027
Foley Products Company, LLC,
Term Loan
1,056,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
1,045,440
Gemini HDPE, LLC, Term Loan
894,853
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
879,569
GFL Environmental, Inc., Term
Loan
987,500
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
982,562
Grinding Media, Inc., Term Loan
1,273,600
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b
1,259,272
Groupe Solmax, Inc., Term Loan
1,179,719
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,157,600
Principal
Amount Bank Loans (8.6%)
a
Value
Capital Goods (1.8%) - continued
HRNI Holdings, LLC, Term Loan
$ 617,175
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 611,515
Hyperion Materials &
Technologies, Inc., Term Loan
760,594
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
752,516
LABL, Inc., Term Loan
314,213
5.500%,  (LIBOR 1M +
5.000%), 10/29/2028
b
309,556
LRS Holdings, LLC, Term Loan
631,418
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
626,682
LTR Intermediate Holdings, Inc.,
Term Loan
658,350
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
645,183
Mauser Packaging Solutions
Holding Company, Term Loan
909,111
3.481%,  (LIBOR 1M +
3.250%), 4/3/2024
b
895,092
Natgasoline, LLC, Term Loan
769,162
4.000%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
759,548
Novae, LLC, Delayed Draw
352,000
0.000%,  (SOFRRATE +
5.000%), 12/22/2028
b,d,e
348,920
Novae, LLC, Term Loan
1,232,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,221,220
Pactiv Evergreen Group Holdings,
Inc., Term Loan
641,875
3.707%,  (LIBOR 1M +
3.250%), 2/5/2026
b
624,358
Quikrete Holdings Inc., Term Loan
750,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
735,420
RLG Holdings, LLC, Term Loan
681,267
5.000%,  (LIBOR 1M +
4.250%), 7/8/2028
b
674,455
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,159,000
0.000%,  (TSFR1M +
4.250%), 3/24/2029
b,c,d,e
1,141,615
TransDigm, Inc., Term Loan
2,253,137
2.707%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,213,708
TricorBraun Holdings, Inc., Term
Loan
1,141,721
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,111,432
Trident TPI Holdings, Inc., Delayed
Draw
94,755
4.314%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
93,394
Trident TPI Holdings, Inc., Term
Loan
664,163
4.500%,  (LIBOR 1M +
4.000%), 9/17/2028
b
654,618
Venga Finance SARL, Term Loan
633,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
613,814

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.6%)
a
Value
Capital Goods (1.8%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 681,575
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 678,733
Total 23,027,957
Communications Services (1.3%)
Allen Media, LLC, Term Loan
605,385
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
599,482
Altice France SA, Term Loan
566,737
3.049%,  (LIBOR 3M +
2.750%), 7/31/2025
b
552,569
Audacy Capital Corporation, Term
Loan
804,632
2.947%,  (LIBOR 1M +
2.500%), 11/17/2024
b
789,344
Cablevision Lightpath, LLC, Term
Loan
923,313
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
910,386
CCI Buyer, Inc., Term Loan
237,600
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
233,986
CommScope, Inc., Term Loan
1,638,000
3.707%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,592,267
DIRECTV Financing, LLC, Term
Loan
1,356,100
5.750%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,353,103
E.W. Scripps Company, Term Loan
382,375
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
379,327
iHeartCommunications, Inc., Term
Loan
671,437
3.457%,  (LIBOR 1M +
3.000%), 5/1/2026
b
666,489
Metronet Systems Holdings, LLC,
Term Loan
1,199,853
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,185,227
NEP Group, Inc., Term Loan
1,277,100
3.699%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,252,197
Nexstar Media, Inc., Term Loan
1,450,446
2.731%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,443,455
ORBCOMM, Inc., Term Loan
666,650
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
659,430
Sharp Midco, LLC, Term Loan
267,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
264,998
Terrier Media Buyer, Inc., Term
Loan
1,199,813
3.957%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,180,124
Univision Communications, Inc.,
Term Loan
625,000
4.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b
617,706
Principal
Amount Bank Loans (8.6%)
a
Value
Communications Services (1.3%) - continued
Voyage Australia, Pty. Ltd., Term
Loan
$ 636,800
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
$ 629,107
Xplornet Communications, Inc.,
Term Loan
671,625
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
658,051
595,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
589,050
Zacapa SARL, Term Loan
363,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
360,187
Total 15,916,485
Consumer Cyclical (1.3%)
ACProducts Holdings, Inc., Term
Loan
1,195,962
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
1,075,697
AI Aqua Merger Sub, Inc., Delayed
Draw
78,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
78,062
AI Aqua Merger Sub, Inc., Term
Loan
686,125
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
679,051
American Trailer World
Corporation, Term Loan
1,107,411
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
1,060,346
Caesars Resort Collection, LLC,
Term Loan
560,730
3.957%,  (LIBOR 1M +
3.500%), 7/20/2025
b
558,207
Carnival Corporation, Term Loan
618,703
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
600,760
Cengage Learning, Inc., Term
Loan
1,243,750
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,232,096
CP Atlas Buyer, Inc., Term Loan
752,499
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
730,045
Golden Entertainment, Inc., Term
Loan
1,509,654
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,488,897
Great Canadian Gaming
Corporation, Term Loan
423,937
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
421,157
Michaels Companies, Inc., Term
Loan
1,230,700
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,151,898
Scientific Games International,
Inc., Term Loan
3,258,245
3.207%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,244,006

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.6%)
a
Value
Consumer Cyclical (1.3%) - continued
Secure Acquisition, Inc., Delayed
Draw
$ 104,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
$ 102,180
Secure Acquisition, Inc., Term
Loan
698,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
685,785
Staples, Inc., Term Loan
348,234
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
337,613
567,308
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
534,982
Tenneco, Inc., Term Loan
920,233
3.457%,  (LIBOR 1M +
3.000%), 10/1/2025
b
907,414
Voyage Digital NZ/US, Term Loan
1,056,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
1,034,880
Wyndham Hotels & Resorts, Inc.,
Term Loan
675,500
2.207%,  (LIBOR 1M +
1.750%), 5/30/2025
b
668,623
Total 16,591,699
Consumer Non-Cyclical (1.3%)
Adient US, LLC, Term Loan
327,525
3.707%,  (LIBOR 1M +
3.250%), 4/8/2028
b
321,793
Alltech, Inc., Term Loan
588,045
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
577,754
Bausch Health Americas, Inc.,
Term Loan
1,278,107
3.457%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,266,386
Bausch Health Companies, Inc.,
Term Loan
1,650,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
1,631,438
Blue Ribbon, LLC, Term Loan
833,625
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
816,119
Chobani, LLC, Term Loan
477,725
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
468,768
City Brewing Company, LLC, Term
Loan
1,279,228
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
1,164,098
CNT Holdings I Corporation, Term
Loan
618,750
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
614,753
175,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
174,417
Del Monte Foods, Inc., Term Loan
396,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
389,565
Endo Luxembourg Finance
Company I SARL, Term Loan
584,100
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
545,830
Principal
Amount Bank Loans (8.6%)
a
Value
Consumer Non-Cyclical (1.3%) - continued
Gainwell Acquisition Corporation,
Term Loan
$ 1,237,469
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b,c
$ 1,234,375
Global Medical Response, Inc.,
Term Loan
277,689
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
275,506
3,019,710
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
2,994,224
Herens US Holdco Corporation,
Term Loan
1,156,277
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,125,925
Mamba Purchaser, Inc., Term Loan
115,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
114,281
Packaging Coordinators Midco,
Inc., Term Loan
629,819
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
625,750
PetSmart, LLC, Term Loan
1,462,650
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,456,551
Precision Medicine Group, LLC,
Delayed Draw
118,846
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
116,371
Precision Medicine Group, LLC,
Term Loan
899,765
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
881,022
Total 16,794,926
Energy (0.2%)
Calpine Corporation, Term Loan
1,194,875
2.960%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,183,679
GIP II Blue Holding LP, Term Loan
1,181,040
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,175,135
Total 2,358,814
Financials (0.4%)
Asurion, LLC, Term Loan
395,000
3.707%,  (LIBOR 1M +
3.250%), 12/23/2026
b
385,947
1,296,900
3.707%,  (LIBOR 1M +
3.250%), 7/31/2027
b
1,268,939
810,000
5.707%,  (LIBOR 1M +
5.250%), 2/3/2028
b
792,990
670,000
5.707%,  (LIBOR 1M +
5.250%), 1/15/2029
b
654,087
Digicel International Finance, Ltd.,
Term Loan
932,696
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
886,061
Rinchem Company, Inc., Term
Loan
264,000
0.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c,d,e
262,680

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.6%)
a
Value
Financials (0.4%) - continued
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
$ 396,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
$ 388,080
Tiger Acquisition, LLC, Term Loan
407,950
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
390,698
Total 5,029,482
Technology (0.9%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
979,211
3.799%,  (LIBOR 3M +
3.500%), 8/21/2026
b
961,585
Crown Subsea Communications
Holding, Inc., Term Loan
993,699
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
987,071
Gogo Intermediate Holdings, LLC,
Term Loan
1,057,013
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,047,764
Gridiron Fiber Corporation, Term
Loan
455,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b
443,343
Lummus Technology Holdings V,
LLC, Term Loan
598,336
3.957%,  (LIBOR 1M +
3.500%), 6/30/2027
b
577,771
Prime Security Services Borrower,
LLC, Term Loan
2,727,450
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,704,730
Rackspace Technology Global,
Inc., Term Loan
1,757,250
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,721,472
Redstone Holdco 2 LP, Term Loan
608,787
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
593,568
348,869
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
317,471
SS&C Technologies, Inc., Term
Loan
132,842
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
130,621
98,353
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
96,709
Zayo Group Holdings, Inc., Term
Loan
1,848,388
3.457%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,797,095
Total 11,379,200
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,090,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,114,160
Air Canada, Term Loan
437,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
432,446
Principal
Amount Bank Loans (8.6%)
a
Value
Transportation (0.5%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 1,269,100
3.006%,  (LIBOR 3M +
2.000%), 12/30/2026
b
$ 1,253,630
Hertz Corporation, Term Loan
332,487
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
329,485
63,135
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
62,565
SkyMiles IP, Ltd., Term Loan
1,245,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,283,707
United Airlines, Inc., Term Loan
628,650
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
620,270
Total 6,096,263
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
110,830
2.500%,  (LIBOR 1M +
2.250%), 9/24/2026
b
110,068
CQP Holdco, LP, Term Loan
1,492,500
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,483,411
EnergySolutions, LLC, Term Loan
576,090
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b
563,128
Exgen Renewables IV, LLC, Term
Loan
375,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
371,018
Freeport LNG Investments, LLLP,
Term Loan
1,192,000
4.000%,  (LIBOR 3M +
3.500%), 12/21/2028
b
1,182,214
Osmose Utilities Services, Inc.,
Term Loan
263,675
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
260,049
PG&E Corporation, Term Loan
616,355
3.500%,  (LIBOR 1M +
3.000%), 6/23/2025
b
607,880
Total 4,577,768
Total Bank Loans
(cost $109,589,529) 108,381,629
Principal
Amount Long-Term Fixed Income ( 56.0% ) Value
Asset-Backed Securities (3.0%)
510 Asset Backed Trust
800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
751,312
1,349,293
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
1,290,492
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
730,604
522 Funding CLO, Ltd.
1,325,000
2.654%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,298,896

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Asset-Backed Securities (3.0%) - continued
Anchorage Capital CLO 21, Ltd.
$ 1,225,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
$ 1,211,195
Ares XL CLO, Ltd.
1,200,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,168,402
Babson CLO, Ltd.
2,900,000
3.154%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
2,817,878
Bardot CLO, Ltd.
1,750,000
2.159%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
1,735,548
Barings CLO, Ltd.
600,000
3.404%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
596,440
Benefit Street Partners CLO II, Ltd.
1,000,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
977,046
Benefit Street Partners CLO, Ltd.
700,000
2.391%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
694,466
Colony American Finance, Ltd.
1,350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
1,277,300
Conn's Receivables Funding
24,483
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
24,459
Dewolf Park CLO, Ltd.
1,000,000
3.091%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
979,499
Dryden 36 Senior Loan Fund
1,025,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
1,012,802
Foundation Finance Trust
86,475
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
86,799
Galaxy XIX CLO, Ltd.
500,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
488,200
Goldentree Loan Management US
CLO 8, Ltd.
1,350,000
2.254%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
1,333,191
Harley Marine Financing, LLC
1,758,945
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,745,101
Longfellow Place CLO, Ltd.
2,000,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,979,776
Principal
Amount Long-Term Fixed Income (56.0%) Value
Asset-Backed Securities (3.0%) - continued
Madison Park Funding XXI, Ltd.
$ 1,200,000
2.441%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
$ 1,178,128
Mountain View CLO, Ltd.
500,000
2.591%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
489,573
Neuberger Berman CLO, Ltd.
1,650,000
3.241%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,611,306
OCP CLO, Ltd.
1,350,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,323,494
OZLM VIII, Ltd.
1,400,000
1.891%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
1,386,409
Palmer Square Loan Funding, Ltd.
1,300,000
2.504%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
1,300,382
Preston Ridge Partners Mortgage
Trust, LLC
425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
392,514
Saxon Asset Securities Trust
567,623
3.308%,  8/25/2035, Ser.
2004-2, Class MF2
b
524,615
Sculptor CLO, Ltd.
950,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
933,431
TCI-Flatiron CLO, Ltd.
2,400,000
2.270%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
2,377,349
THL Credit Wind River CLO, Ltd.
1,575,000
3.089%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
1,567,489
VCAT Asset Securitization, LLC
350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
335,996
Whitebox CLO III, Ltd.
1,225,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,186,572
Wind River CLO, Ltd.
950,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
936,398
Total 37,743,062
Basic Materials (0.9%)
Alcoa Nederland Holding BV
555,000 5.500%,  12/15/2027
f
574,469
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
200,092
Chemours Company
465,000 5.750%,  11/15/2028
f
451,803

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Basic Materials (0.9%) - continued
Cleveland-Cliffs, Inc.
$ 410,000 5.875%,  6/1/2027 $ 420,547
210,000 4.625%,  3/1/2029
f
207,122
210,000 4.875%,  3/1/2031
f
207,637
Consolidated Energy Finance SA
665,000 5.625%,  10/15/2028
f
615,125
Ecolab, Inc.
174,000 2.125%,  2/1/2032 159,125
First Quantum Minerals, Ltd.
739,000 6.875%,  10/15/2027
f
774,102
Freeport-McMoRan, Inc.
550,000 4.125%,  3/1/2028 549,434
262,000 4.250%,  3/1/2030 263,748
413,000 4.625%,  8/1/2030 422,293
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
f
196,601
Hecla Mining Company
160,000 7.250%,  2/15/2028 167,626
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
f
359,518
Ingevity Corporation
640,000 3.875%,  11/1/2028
f
578,451
LYB International Finance III, LLC
180,000 1.250%,  10/1/2025 166,606
Mercer International, Inc.
360,000 5.125%,  2/1/2029 347,400
Mosaic Company
73,000 3.250%,  11/15/2022 73,492
196,000 4.050%,  11/15/2027 200,768
Novelis Corporation
150,000 3.250%,  11/15/2026
f
143,292
210,000 4.750%,  1/30/2030
f
203,882
150,000 3.875%,  8/15/2031
f
137,199
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 281,246
OCI NV
264,000 4.625%,  10/15/2025
f
265,980
Olin Corporation
670,000 5.125%,  9/15/2027 667,846
SCIL USA Holdings, LLC
489,000 5.375%,  11/1/2026
f
449,880
SPCM SA
392,000 3.375%,  3/15/2030
f
344,137
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
f
410,105
Syngenta Finance NV
264,000 5.182%,  4/24/2028
f
272,603
Taseko Mines, Ltd.
310,000 7.000%,  2/15/2026
f
319,223
Unifrax Escrow Issuer Corporation
358,000 5.250%,  9/30/2028
f
332,559
United States Steel Corporation
649,000 6.875%,  3/1/2029
h
674,960
Westlake Corporation
130,000 3.600%,  8/15/2026 131,589
Total 11,570,460
Capital Goods (1.7%)
AECOM
605,000 5.125%,  3/15/2027 618,752
Amsted Industries, Inc.
410,000 5.625%,  7/1/2027
f
411,025
Principal
Amount Long-Term Fixed Income (56.0%) Value
Capital Goods (1.7%) - continued
Ardagh Packaging Finance plc
$ 400,000 5.250%,  8/15/2027
f
$ 369,750
Boeing Company
340,000 4.875%,  5/1/2025 350,768
222,000 2.196%,  2/4/2026 209,882
197,000 3.250%,  3/1/2028 189,192
293,000 5.150%,  5/1/2030 312,472
Bombardier, Inc.
190,000 7.125%,  6/15/2026
f
186,200
380,000 7.875%,  4/15/2027
f
372,064
330,000 6.000%,  2/15/2028
f
309,289
Brand Industrial Services, Inc.
265,000 8.500%,  7/15/2025
f
246,471
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
f
245,905
Carrier Global Corporation
265,000 2.722%,  2/15/2030 249,069
Caterpillar Financial Services
Corporation
148,000 1.450%,  5/15/2025 141,952
Chart Industries, Inc., Convertible
286,000 1.000%,  11/15/2024
f
841,555
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
e,f
58,652
116,000 8.750%,  4/15/2030
e,f
109,185
CNH Industrial Capital, LLC
89,000 1.950%,  7/2/2023 88,080
Coinbase Global, Inc.
207,000 3.375%,  10/1/2028
f
182,869
Cornerstone Building Brands, Inc.
520,000 6.125%,  1/15/2029
f
482,586
Covanta Holding Corporation
210,000 5.000%,  9/1/2030 198,975
Covert Mergeco, Inc.
162,000 4.875%,  12/1/2029
f
154,661
CP Atlas Buyer, Inc.
340,000 7.000%,  12/1/2028
f
289,898
Crown Cork & Seal Company, Inc.
340,000 7.375%,  12/15/2026 383,671
General Electric Company
603,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
b,i
578,126
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
f
286,120
375,000 3.500%,  9/1/2028
f
352,067
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
f
627,187
Howard Midstream Energy
Partners, LLC
412,000 6.750%,  1/15/2027
f
403,760
Howmet Aerospace, Inc.
242,000 6.875%,  5/1/2025 262,788
382,000 3.000%,  1/15/2029 348,814
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 203,849
JELD-WEN, Inc.
450,000 4.625%,  12/15/2025
f
433,125
KBR, Inc., Convertible
585,000 2.500%,  11/1/2023 1,269,450
Mauser Packaging Solutions
Holding Company
310,000 5.500%,  4/15/2024
f
308,769

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Capital Goods (1.7%) - continued
$ 470,000 7.250%,  4/15/2025
f
$ 465,822
Meritage Homes Corporation
198,000 3.875%,  4/15/2029
f
188,595
Meritor, Inc.
260,000 4.500%,  12/15/2028
f
260,663
MIWD Holdco II, LLC
226,000 5.500%,  2/1/2030
f
211,027
Nesco Holdings II, Inc.
245,000 5.500%,  4/15/2029
f
240,712
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
f
489,342
OI European Group BV
503,000 4.750%,  2/15/2030
f
467,388
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 223,907
Owens-Brockway Glass Container,
Inc.
340,000 5.875%,  8/15/2023
f
347,356
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
f
280,237
Parker-Hannifin Corporation
129,000 2.700%,  6/14/2024 127,978
Patrick Industries, Inc., Convertible
197,000 1.000%,  2/1/2023 195,719
PGT Innovations, Inc.
408,000 4.375%,  10/1/2029
f
380,460
Raytheon Technologies
Corporation
312,000 4.125%,  11/16/2028 326,134
Republic Services, Inc.
131,000 3.950%,  5/15/2028 134,659
Siemens
Financieringsmaatschappij NV
196,000 1.700%,  3/11/2028
f
180,698
SRM Escrow Issuer, LLC
580,000 6.000%,  11/1/2028
f
572,031
Standard Industries, Inc.
540,000 4.375%,  7/15/2030
f
494,616
Sunpower Corporation,
Convertible
191,000 4.000%,  1/15/2023 216,307
Textron, Inc.
196,000 3.650%,  3/15/2027 196,364
Titan Acquisition, Ltd.
160,000 7.750%,  4/15/2026
f
158,988
TransDigm, Inc.
290,000 6.250%,  3/15/2026
f
297,726
1,289,000 5.500%,  11/15/2027 1,279,333
United Rentals North America, Inc.
600,000 4.875%,  1/15/2028 609,477
310,000 4.000%,  7/15/2030 296,462
Vertiv Group Corporation
153,000 4.125%,  11/15/2028
f
139,630
Victors Merger Corporation
244,000 6.375%,  5/15/2029
f
199,736
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 68,302
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
174,840
Principal
Amount Long-Term Fixed Income (56.0%) Value
Capital Goods (1.7%) - continued
WESCO Distribution, Inc.
$ 545,000 7.250%,  6/15/2028
f
$ 578,864
Total 21,880,351
Collateralized Mortgage Obligations (3.8%)
Alternative Loan Trust
616,549
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 454,411
Banc of America Alternative Loan
Trust
648,753
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 622,129
Banc of America Mortgage
Securities Trust
543,414
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
537,213
Bear Stearns Adjustable Rate
Mortgage Trust
122,054
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
123,691
Business Jet Securities, LLC
431,822
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
415,876
CHL Mortgage Pass-Through Trust
357,248
2.426%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
366,581
1,028,181
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 704,930
CHNGE Mortgage Trust
1,720,609
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,697,328
CIM Trust
489,767
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
493,574
Citigroup Mortgage Loan Trust,
Inc.
1,199,249
2.907%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,177,983
Countrywide Alternative Loan Trust
573,012
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 540,525
268,717
2.736%,  10/25/2035, Ser.
2005-43, Class 4A1
b
247,650
195,046
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 179,656
Countrywide Home Loan
Mortgage Pass Through Trust
523,735
2.485%,  11/25/2035, Ser.
2005-22, Class 2A1
b
492,244
Credit Suisse Mortgage Trust
661,008
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
635,272
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
885,273
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 863,083
390,975
2.017%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
381,342
Eagle Re, Ltd.
1,383,599
2.257%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
1,374,959

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Federal Home Loan Mortgage
Corporation
$ 2,056,871
3.500%,  8/15/2035, Ser.
345, Class C8
j
$ 224,177
Federal Home Loan Mortgage
Corporation - REMIC
6,817,018
1.500%,  12/25/2050, Ser.
5107, Class IO
j
636,549
226,214
2.500%,  12/15/2022, Ser.
4155, Class AI
j
1,633
450,105
2.500%,  5/15/2027, Ser.
4106, Class HI
j
15,521
1,570,410
3.000%,  5/15/2027, Ser.
4046, Class GI
j
71,104
1,373,285
3.000%,  7/15/2027, Ser.
4084, Class NI
j
70,410
2,072,163
3.000%,  7/15/2027, Ser.
4074, Class IO
j
109,881
715,764
2.500%,  2/15/2028, Ser.
4162, Class AI
j
36,054
1,470,411
2.500%,  2/15/2028, Ser.
4161, Class UI
j
71,157
2,332,235
2.500%,  3/15/2028, Ser.
4177, Class EI
j
117,877
1,923,453
3.500%,  10/15/2032, Ser.
4119, Class KI
j
213,618
1,362,411
3.000%,  2/15/2033, Ser.
4170, Class IG
j
132,731
2,401,312
3.000%,  4/15/2033, Ser.
4203, Class DI
j
159,862
Federal National Mortgage
Association - REMIC
2,546,032
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
118,810
1,726,622
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
71,630
3,414,659
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
134,594
1,675,857
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
90,381
4,623,001
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
256,888
2,368,036
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
106,265
1,178,880
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
54,559
3,104,643
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
140,484
1,076,029
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
45,807
1,061,328
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
55,292
643,605
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
35,318
2,264,702
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
110,407
1,740,533
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
170,300
First Horizon Alternative Mortgage
Securities Trust
260,447
2.400%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
243,814
238,945
2.412%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
230,760
Principal
Amount Long-Term Fixed Income (56.0%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Flagstar Mortgage Trust
$ 649,003
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
$ 626,108
Genworth Mortgage Insurance
Corporation
1,000,000
1.999%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
994,399
GMAC Mortgage Corporation
Loan Trust
444,027
3.175%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
430,660
Government National Mortgage
Association
554,782
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
25,657
IndyMac IMJA Mortgage Loan
Trust
999,775
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 573,463
J.P. Morgan Mortgage Trust
917,368
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
841,525
98,106
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 102,921
490,604
2.830%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
417,077
Legacy Mortgage Asset Trust
1,370,308
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
1,353,272
Merrill Lynch Alternative Note
Asset Trust
519,622
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 295,004
Palmer Square Loan Funding, Ltd.
1,700,000
2.004%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
1,676,763
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,835,324
1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
1,187,459
1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
1,204,888
Radnor Re, Ltd.
2,300,000
3.157%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
2,264,223
Renaissance Home Equity Loan
Trust
1,437,147
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
698,921
Residential Accredit Loans, Inc.
Trust
574,556
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 541,213
375,040
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 348,852
694,698
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 664,038

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Residential Asset Securitization
Trust
$ 409,706
1.888%,  1/25/2034, Ser.
2004-IP1, Class A1
b
$ 410,092
1,264,964
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,271,164
Residential Funding Mortgage
Security I Trust
447,446
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 408,762
Sequoia Mortgage Trust
587,600
2.836%,  9/20/2046, Ser.
2007-1, Class 4A1
b
443,090
Silver Hill Trust
634,660
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,f
621,310
Starwood Mortgage Residential
Trust
1,600,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
1,600,977
Structured Adjustable Rate
Mortgage Loan Trust
251,580
2.804%,  7/25/2035, Ser.
2005-15, Class 4A1
b
230,840
Toorak Mortgage Corporation, Ltd.
1,688,499
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
1,674,930
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,201,514
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,494,534
1,100,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,047,469
325,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
306,293
1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,596,409
400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
385,038
Verus Securitization Trust
1,614,401
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,540,451
WaMu Mortgage Pass-Through
Certificates
257,424
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
256,508
Washington Mutual Mortgage
Pass-Through Certificates
373,732
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 358,983
ZH Trust
1,285,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
1,234,702
950,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
906,393
Total 48,105,556
Commercial Mortgage-Backed Securities (0.8%)
BANK 2021-BNK36
1,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 934,958
Principal
Amount Long-Term Fixed Income (56.0%) Value
Commercial Mortgage-Backed Securities (0.8%)
- continued
BANK 2021-BNK37
$ 1,325,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
$ 1,246,738
BANK 2022-BNK39
1,700,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,640,086
BANK 2022-BNK40
1,550,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
1,560,723
Barclays Commercial Mortgage
Securities, LLC
1,400,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b,e
1,433,657
BBCMS Mortgage Trust
1,823,269
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
94,957
500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
485,155
900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 851,182
BFLD Trust
1,250,000
2.097%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
1,234,356
Total 9,481,812
Communications Services (2.3%)
Altice France SA
130,000 8.125%,  2/1/2027
f
134,047
135,000 5.500%,  1/15/2028
f
125,104
485,000 5.125%,  7/15/2029
f
434,681
483,000 5.500%,  10/15/2029
f
433,386
American Tower Corporation
125,000 3.375%,  5/15/2024 125,376
260,000 4.400%,  2/15/2026 266,859
135,000 1.450%,  9/15/2026 123,174
196,000 3.800%,  8/15/2029 195,046
AT&T, Inc.
254,000 4.450%,  4/1/2024 261,405
407,000 4.300%,  2/15/2030 430,026
Cable One, Inc., Convertible
652,000 1.125%,  3/15/2028
h
582,888
CCO Holdings, LLC
325,000 5.500%,  5/1/2026
f
329,563
620,000 5.125%,  5/1/2027
f
620,914
16,000 4.750%,  3/1/2030
f
15,364
695,000 4.500%,  8/15/2030
f
652,113
588,000 4.750%,  2/1/2032
f
547,569
360,000 4.250%,  1/15/2034
f
312,658
Cengage Learning, Inc.
412,000 9.500%,  6/15/2024
f
410,970
Charter Communications
Operating, LLC
227,000 4.500%,  2/1/2024 232,183
139,000 4.908%,  7/23/2025 144,145
196,000 5.050%,  3/30/2029 207,529
Clear Channel Worldwide
Holdings, Inc.
455,000 7.750%,  4/15/2028
f
457,380
Comcast Corporation
156,000 2.350%,  1/15/2027
h
151,688
326,000 3.400%,  4/1/2030 330,254

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Communications Services (2.3%) - continued
Consolidated Communications,
Inc.
$ 355,000 5.000%,  10/1/2028
f
$ 305,509
Crown Castle International
Corporation
218,000 2.900%,  3/15/2027 210,755
CSC Holdings, LLC
760,000 5.375%,  2/1/2028
f
737,626
349,000 4.125%,  12/1/2030
f
306,026
Cumulus Media New Holdings,
Inc.
340,000 6.750%,  7/1/2026
f,h
340,082
Deutsche Telekom International
Finance BV
164,000 2.485%,  9/19/2023
f
163,260
DIRECTV Holdings, LLC
498,000 5.875%,  8/15/2027
f
489,908
Discovery Communications, LLC
148,000 2.950%,  3/20/2023 148,330
DISH DBS Corporation
184,000 5.250%,  12/1/2026
f
175,260
145,000 7.375%,  7/1/2028 137,388
259,000 5.750%,  12/1/2028
f
245,079
Entercom Media Corporation
582,000 6.500%,  5/1/2027
f
546,067
Fox Corporation
130,000 4.709%,  1/25/2029 138,787
Frontier Communications
Holdings, LLC
450,000 5.875%,  10/15/2027
f
446,985
GCI, LLC
380,000 4.750%,  10/15/2028
f
370,979
Gray Escrow II, Inc.
800,000 5.375%,  11/15/2031
f
764,972
Gray Television, Inc.
370,000 4.750%,  10/15/2030
f
343,638
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 207,319
iHeartCommunications, Inc.
385,000 4.750%,  1/15/2028
f
367,675
Iliad Holding SASU
210,000 6.500%,  10/15/2026
f
210,567
LCPR Senior Secured Financing
DAC
297,000 6.750%,  10/15/2027
f
305,108
Level 3 Financing, Inc.
660,000 4.625%,  9/15/2027
f
621,278
455,000 4.250%,  7/1/2028
f
417,693
Lions Gate Capital Holdings, LLC
163,000 5.500%,  4/15/2029
f
157,091
Magallanes, Inc.
148,000 3.638%,  3/15/2025
f
148,899
215,000 4.054%,  3/15/2029
f
216,066
145,000 4.279%,  3/15/2032
f
145,645
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
f
214,276
Netflix, Inc.
155,000 5.875%,  2/15/2025 165,277
271,000 5.875%,  11/15/2028 298,723
Nexstar Escrow Corporation
679,000 5.625%,  7/15/2027
f
687,284
Principal
Amount Long-Term Fixed Income (56.0%) Value
Communications Services (2.3%) - continued
NTT Finance Corporation
$ 156,000 1.162%,  4/3/2026
f
$ 143,831
Omnicom Group, Inc.
196,000 4.200%,  6/1/2030 204,620
Paramount Global
315,000 6.375%,  3/30/2062
b
317,993
290,000 4.750%,  5/15/2025 301,284
Radiate Holdco, LLC
210,000 6.500%,  9/15/2028
f
198,581
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
b,f
244,894
S&P Global, Inc.
144,000 2.900%,  3/1/2032
f
139,601
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
f
196,288
Scripps Escrow, Inc.
250,000 5.875%,  7/15/2027
f
250,190
Sinclair Television Group, Inc.
681,000 5.500%,  3/1/2030
f
589,378
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
f
493,763
275,000 4.000%,  7/15/2028
f
261,250
Sprint Capital Corporation
667,000 6.875%,  11/15/2028 772,846
395,000 8.750%,  3/15/2032 532,065
Sprint Corporation
1,399,000 7.625%,  2/15/2025 1,524,910
TEGNA, Inc.
402,000 4.625%,  3/15/2028 399,877
Telesat Canada
205,000 4.875%,  6/1/2027
f
149,355
75,000 6.500%,  10/15/2027
f
36,713
Terrier Media Buyer, Inc.
270,000 8.875%,  12/15/2027
f
274,725
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025 151,999
261,000 3.875%,  4/15/2030 262,002
60,000 2.875%,  2/15/2031 54,056
United States Cellular Corporation
330,000 6.700%,  12/15/2033 362,795
Uniti Fiber Holdings, Inc.,
Convertible
178,000 4.000%,  6/15/2024
f
238,024
Uniti Group, LP
125,000 4.750%,  4/15/2028
f
117,970
VeriSign, Inc.
295,000 4.750%,  7/15/2027 301,388
Verizon Communications, Inc.
260,000 2.100%,  3/22/2028 242,339
196,000 3.150%,  3/22/2030 192,761
131,000 2.550%,  3/21/2031 121,706
311,000 2.355%,  3/15/2032
f
280,900
Vodafone Group plc
300,000 7.000%,  4/4/2079
b
331,266
VTR Finance NV
250,000 6.375%,  7/15/2028
f
242,190
VZ Secured Financing BV
573,000 5.000%,  1/15/2032
f
535,755
Walt Disney Company
130,000 3.800%,  3/22/2030 135,103

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Communications Services (2.3%) - continued
Zayo Group Holdings, Inc.
$ 240,000 4.000%,  3/1/2027
f
$ 220,855
Total 28,381,147
Consumer Cyclical (3.4%)
1011778 B.C., ULC
560,000 4.375%,  1/15/2028
f
537,600
Allen Media, LLC
359,000 10.500%,  2/15/2028
f
353,716
Allied Universal Finance
Corporation
260,000 4.625%,  6/1/2028
f
243,022
Allied Universal Holdco, LLC
195,000 6.625%,  7/15/2026
f
197,307
300,000 4.625%,  6/1/2028
f
283,470
379,000 6.000%,  6/1/2029
f
334,341
Allison Transmission, Inc.
80,000 4.750%,  10/1/2027
f
78,700
535,000 3.750%,  1/30/2031
f
485,325
Amazon.com, Inc.
263,000 1.650%,  5/12/2028 244,586
131,000 1.500%,  6/3/2030 117,220
American Axle & Manufacturing,
Inc.
699,000 6.500%,  4/1/2027
h
691,150
Arko Corporation
255,000 5.125%,  11/15/2029
f
232,050
Ashton Woods USA, LLC
240,000 4.625%,  8/1/2029
f
211,639
BellRing Brands, Inc.
463,000 7.000%,  3/15/2030
f
472,839
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 114,683
Bloomin' Brands, Inc., Convertible
199,000 5.000%,  5/1/2025 401,084
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
f
356,587
Boyne USA, Inc.
285,000 4.750%,  5/15/2029
f
273,600
Brookfield Property REIT, Inc.
232,000 5.750%,  5/15/2026
f
229,896
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
f
391,626
420,000 5.000%,  6/15/2029
f
381,364
Burlington Stores, Inc., Convertible
503,000 2.250%,  4/15/2025 574,363
Caesars Entertainment, Inc.
583,000 6.250%,  7/1/2025
f
601,913
190,000 8.125%,  7/1/2027
f
203,576
408,000 4.625%,  10/15/2029
f
381,480
Carnival Corporation
137,000 10.500%,  2/1/2026
f
152,332
704,000 7.625%,  3/1/2026
f
708,597
570,000 5.750%,  3/1/2027
f
543,589
259,000 6.000%,  5/1/2029
f
244,066
Cedar Fair, LP
179,000 5.375%,  4/15/2027 177,210
697,000 5.250%,  7/15/2029 686,559
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
f
237,650
Cinemark USA, Inc.
472,000 5.875%,  3/15/2026
f
457,840
Principal
Amount Long-Term Fixed Income (56.0%) Value
Consumer Cyclical (3.4%) - continued
Clarios Global, LP
$ 185,000 8.500%,  5/15/2027
f
$ 191,938
Cushman & Wakefield US
Borrower, LLC
211,000 6.750%,  5/15/2028
f
220,495
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 72,769
Daimler Finance North America,
LLC
191,000 1.450%,  3/2/2026
f
177,748
Dana, Inc.
395,000 5.625%,  6/15/2028 399,147
Darden Restaurants, Inc.
260,000 3.850%,  5/1/2027 263,624
Dick's Sporting Goods, Inc.,
Convertible
256,000 3.250%,  4/15/2025 796,640
Empire Communities Corporation
390,000 7.000%,  12/15/2025
f
385,320
Expedia Group, Inc.
224,000 4.625%,  8/1/2027 232,679
229,000 3.250%,  2/15/2030 217,980
Expedia Group, Inc., Convertible
402,000 Zero Coupon,  2/15/2026
h
488,953
Ford Motor Company
232,000 3.250%,  2/12/2032 207,206
Ford Motor Company, Convertible
1,136,000 Zero Coupon,  3/15/2026 1,342,752
Ford Motor Credit Company, LLC
510,000 4.063%,  11/1/2024 508,465
418,000 2.300%,  2/10/2025 396,773
920,000 4.134%,  8/4/2025 918,965
814,000 2.700%,  8/10/2026 757,028
250,000 2.900%,  2/10/2029 222,680
Forestar Group, Inc.
330,000 3.850%,  5/15/2026
f
307,725
Gap, Inc.
122,000 3.625%,  10/1/2029
f
108,702
General Motors Company
148,000 6.125%,  10/1/2025 158,881
196,000 6.800%,  10/1/2027 221,233
General Motors Financial
Company, Inc.
311,000 3.950%,  4/13/2024 315,826
158,000 1.200%,  10/15/2024 149,989
199,000 2.900%,  2/26/2025 194,377
149,000 2.750%,  6/20/2025 144,718
270,000 5.700%,  9/30/2030
b,i
282,879
132,000 2.700%,  6/10/2031 116,229
GLP Capital, LP
138,000 3.250%,  1/15/2032 125,207
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029
f
232,890
185,000 5.250%,  7/15/2031
f
171,069
Guitar Center Escrow Issuer II, Inc.
122,000 8.500%,  1/15/2026
f
124,478
Hanesbrands, Inc.
352,000 4.875%,  5/15/2026
f
354,015
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
f
334,620
Hilton Domestic Operating
Company, Inc.
745,000 4.875%,  1/15/2030 743,320

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Consumer Cyclical (3.4%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC
$ 495,000 5.000%,  6/1/2029
f
$ 472,376
Home Depot, Inc.
214,000 3.250%,  4/15/2032 214,084
Hyundai Capital America
105,000 1.800%,  10/15/2025
f
98,068
196,000 3.000%,  2/10/2027
f
187,190
134,000 2.100%,  9/15/2028
f
118,089
International Game Technology plc
510,000 5.250%,  1/15/2029
f
508,725
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
f
229,135
KB Home
360,000 4.800%,  11/15/2029 347,494
Kohl's Corporation
195,000 3.375%,  5/1/2031
h
188,190
L Brands, Inc.
719,000 6.625%,  10/1/2030
f
754,950
130,000 6.875%,  11/1/2035 133,900
Lennar Corporation
16,000 4.875%,  12/15/2023 16,435
77,000 5.875%,  11/15/2024 81,125
148,000 4.750%,  5/30/2025 153,271
Lowe's Companies, Inc.
198,000 4.000%,  4/15/2025 203,299
264,000 4.500%,  4/15/2030 282,501
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
f
364,087
213,000 6.125%,  3/15/2032
f
210,338
Magic MergerCo, Inc.
277,000 5.250%,  5/1/2028
f,h
254,314
Marriott International, Inc.
303,000 3.750%,  10/1/2025 302,328
198,000 4.625%,  6/15/2030 205,067
Mastercard, Inc.
146,000 2.000%,  11/18/2031 133,102
Mattamy Group Corporation
659,000 5.250%,  12/15/2027
f
650,492
McDonald's Corporation
392,000 3.800%,  4/1/2028 403,323
MGM Resorts International
844,000 5.750%,  6/15/2025 865,117
NCL Corporation, Ltd.
173,000 5.875%,  2/15/2027
f
170,405
Nissan Motor Company, Ltd.
218,000 3.043%,  9/15/2023
f
217,513
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 198,934
Penn National Gaming, Inc.
370,000 4.125%,  7/1/2029
f,h
331,224
PetSmart, Inc.
480,000 4.750%,  2/15/2028
f,h
463,874
439,000 7.750%,  2/15/2029
f
453,268
Prime Security Services Borrower,
LLC
1,095,000 5.750%,  4/15/2026
f
1,117,092
Procter & Gamble Company
130,000 1.200%,  10/29/2030 113,219
Real Hero Merger Sub 2, Inc.
270,000 6.250%,  2/1/2029
f
246,005
Realogy Group, LLC
460,000 5.750%,  1/15/2029
f
433,550
Principal
Amount Long-Term Fixed Income (56.0%) Value
Consumer Cyclical (3.4%) - continued
Rite Aid Corporation
$ 203,000 7.500%,  7/1/2025
f
$ 189,331
Ross Stores, Inc.
131,000 1.875%,  4/15/2031 113,893
Royal Caribbean Cruises, Ltd.
535,000 9.125%,  6/15/2023
f
557,069
659,000 4.250%,  7/1/2026
f
612,995
121,000 5.375%,  7/15/2027
f
116,254
200,000 5.500%,  4/1/2028
f
190,662
Scientific Games International, Inc.
520,000 7.250%,  11/15/2029
f
544,700
48,000 6.625%,  3/1/2030
f
47,317
SeaWorld Parks and
Entertainment, Inc.
168,000 5.250%,  8/15/2029
f
160,228
Service Properties Trust
357,000 7.500%,  9/15/2025 374,511
Six Flags Theme Parks, Inc.
240,000 7.000%,  7/1/2025
f
250,500
Staples, Inc.
328,000 7.500%,  4/15/2026
f
318,522
332,000 10.750%,  4/15/2027
f
295,480
Station Casinos, LLC
304,000 4.625%,  12/1/2031
f
278,069
Tapestry, Inc.
134,000 3.050%,  3/15/2032 121,776
Target Corporation
131,000 2.350%,  2/15/2030 125,142
Tenneco, Inc.
445,000 5.000%,  7/15/2026
h
437,769
Toll Brothers Finance Corporation
199,000 4.350%,  2/15/2028 199,932
Toyota Motor Credit Corporation
196,000 1.900%,  4/6/2028 181,915
Travel + Leisure Company
330,000 6.625%,  7/31/2026
f
344,025
TripAdvisor, Inc., Convertible
152,000 0.250%,  4/1/2026
f
128,288
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
f,h
279,164
Vail Resorts, Inc., Convertible
237,000 Zero Coupon,  1/1/2026 229,532
Volkswagen Group of America
Finance, LLC
306,000 4.250%,  11/13/2023
f
311,699
74,000 3.350%,  5/13/2025
f
73,768
Wabash National Corporation
409,000 4.500%,  10/15/2028
f
368,100
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
f
187,688
Yum! Brands, Inc.
526,000 4.750%,  1/15/2030
f
515,809
ZF North America Capital, Inc.
260,000 4.750%,  4/29/2025
f
260,909
Total 42,425,431
Consumer Non-Cyclical (2.7%)
AbbVie, Inc.
142,000 2.900%,  11/6/2022 142,914
162,000 2.800%,  3/15/2023 162,559
610,000 3.600%,  5/14/2025 618,009
293,000 3.200%,  11/21/2029 289,516

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Consumer Non-Cyclical (2.7%) - continued
Agilent Technologies, Inc.
$ 174,000 2.300%,  3/12/2031 $ 157,187
Albertson's Companies, Inc.
546,000 3.500%,  3/15/2029
f
492,749
Altria Group, Inc.
176,000 4.400%,  2/14/2026 182,051
130,000 4.800%,  2/14/2029 136,282
Anheuser-Busch InBev Worldwide,
Inc.
286,000 4.000%,  4/13/2028 296,342
261,000 4.750%,  1/23/2029 282,970
Anthem, Inc.
196,000 2.550%,  3/15/2031 183,089
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 281,956
AstraZeneca plc
259,000 0.700%,  4/8/2026 236,676
BAT Capital Corporation
117,000 3.222%,  8/15/2024 116,957
BAT International Finance plc
149,000 1.668%,  3/25/2026 136,724
Bausch Health Companies, Inc.
1,141,000 5.000%,  1/30/2028
f
939,693
749,000 5.000%,  2/15/2029
f
583,475
Baxter International, Inc.
134,000 2.539%,  2/1/2032
f
122,361
Becton, Dickinson and Company
196,000 2.823%,  5/20/2030 186,484
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 216,458
Boston Scientific Corporation
84,000 3.450%,  3/1/2024 84,991
Bristol-Myers Squibb Company
218,000 2.950%,  3/15/2032 213,253
Bunge, Ltd. Finance Corporation
300,000 2.750%,  5/14/2031 275,982
Cargill, Inc.
137,000 2.125%,  11/10/2031
f
123,796
Centene Corporation
435,000 4.250%,  12/15/2027 436,631
210,000 4.625%,  12/15/2029 211,699
1,094,000 3.000%,  10/15/2030 1,004,806
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 415,150
Community Health Systems, Inc.
185,000 5.625%,  3/15/2027
f
188,410
260,000 6.000%,  1/15/2029
f
262,716
773,000 6.875%,  4/15/2029
f
759,472
Conagra Brands, Inc.
155,000 4.300%,  5/1/2024 159,266
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 252,027
Coty, Inc.
311,000 5.000%,  4/15/2026
f
302,836
CVS Health Corporation
198,000 4.100%,  3/25/2025 202,916
102,000 4.300%,  3/25/2028 106,700
DaVita, Inc.
610,000 4.625%,  6/1/2030
f
569,618
Diageo Capital plc
179,000 1.375%,  9/29/2025 169,512
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
f
258,700
Principal
Amount Long-Term Fixed Income (56.0%) Value
Consumer Non-Cyclical (2.7%) - continued
Embecta Corporation
$ 134,000 6.750%,  2/15/2030
f
$ 134,335
Encompass Health Corporation
585,000 4.500%,  2/1/2028 573,300
Endo Finance, LLC
185,000 9.500%,  7/31/2027
f
162,337
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
f
389,591
Estee Lauder Companies, Inc.
130,000 1.950%,  3/15/2031 117,933
General Mills, Inc.
131,000 4.200%,  4/17/2028 136,783
Gilead Sciences, Inc.
196,000 2.950%,  3/1/2027 194,068
HCA, Inc.
1,373,000 5.375%,  2/1/2025 1,428,606
268,000 5.875%,  2/1/2029 292,978
HFC Prestige Products, Inc.
496,000 4.750%,  1/15/2029
f
462,825
HLF Financing SARL, LLC
689,000 4.875%,  6/1/2029
f
604,370
Humana, Inc.
131,000 2.150%,  2/3/2032 114,778
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
f
162,473
Ionis Pharmaceuticals, Inc.,
Convertible
158,000 0.125%,  12/15/2024 141,647
Jazz Investments I, Ltd.,
Convertible
778,000 2.000%,  6/15/2026 943,263
JBS Finance Luxembourg SARL
210,000 2.500%,  1/15/2027
f
195,040
165,000 3.625%,  1/15/2032
f
150,977
JBS USA, LLC
210,000 6.500%,  4/15/2029
f
222,600
580,000 5.500%,  1/15/2030
f
592,922
Kraft Foods Group, Inc.
400,000 5.000%,  6/4/2042 427,240
Kraft Heinz Foods Company
350,000 3.875%,  5/15/2027 355,773
941,000 3.750%,  4/1/2030 936,963
Kroger Company
130,000 4.500%,  1/15/2029 138,412
Mattel, Inc.
930,000 3.375%,  4/1/2026
f
910,549
McKesson Corporation
148,000 0.900%,  12/3/2025 135,890
197,000 1.300%,  8/15/2026 180,858
Molina Healthcare, Inc.
450,000 4.375%,  6/15/2028
f
445,329
Mozart Debt Merger Sub, Inc.
536,000 3.875%,  4/1/2029
f
495,800
512,000 5.250%,  10/1/2029
f
475,991
Mylan, Inc.
96,000 4.200%,  11/29/2023 97,563
Newell Brands, Inc.
334,000 4.700%,  4/1/2026
g
336,087
Ortho-Clinical Diagnostics, Inc.
270,000 7.250%,  2/1/2028
f
278,100
Owens & Minor, Inc.
288,000 6.625%,  4/1/2030
f
296,355

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Consumer Non-Cyclical (2.7%) - continued
Par Pharmaceutical, Inc.
$ 410,000 7.500%,  4/1/2027
f
$ 382,591
PepsiCo, Inc.
286,000 1.950%,  10/21/2031 261,049
Philip Morris International, Inc.
279,000 1.500%,  5/1/2025 265,938
Pilgrim's Pride Corporation
364,000 3.500%,  3/1/2032
f
317,767
Post Holdings, Inc.
151,000 5.500%,  12/15/2029
f
145,289
330,000 4.500%,  9/15/2031
f
292,377
QBE Insurance Group, Ltd.
320,000 5.875%,  5/12/2025
b,f,i
327,600
Roche Holdings, Inc.
200,000 2.076%,  12/13/2031
f
184,035
Royalty Pharma plc
296,000 1.200%,  9/2/2025 272,281
Scotts Miracle-Gro Company
555,000 4.500%,  10/15/2029 520,312
SEG Holding, LLC
540,000 5.625%,  10/15/2028
f
540,000
Simmons Foods, Inc.
691,000 4.625%,  3/1/2029
f
647,813
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
f
291,623
200,000 5.500%,  7/15/2030
f
192,000
Stryker Corporation
264,000 3.650%,  3/7/2028 268,423
Syneos Health, Inc.
410,000 3.625%,  1/15/2029
f
378,738
Sysco Corporation
131,000 5.950%,  4/1/2030 151,956
Takeda Pharmaceutical Company,
Ltd.
288,000 2.050%,  3/31/2030 259,959
Teleflex, Inc.
318,000 4.250%,  6/1/2028
f
309,653
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 140,602
1,055,000 5.125%,  11/1/2027
f
1,059,964
374,000 6.125%,  10/1/2028
f
380,078
Teva Pharmaceutical Finance
Netherlands III BV
380,000 3.150%,  10/1/2026 344,048
Thermo Fisher Scientific, Inc.
131,000 1.750%,  10/15/2028 119,680
TreeHouse Foods, Inc.
203,000 4.000%,  9/1/2028 171,885
United Natural Foods, Inc.
241,000 6.750%,  10/15/2028
f
247,025
UnitedHealth Group, Inc.
326,000 3.850%,  6/15/2028 339,278
Universal Health Services, Inc.
197,000 1.650%,  9/1/2026
f
180,709
66,000 2.650%,  1/15/2032
f
59,314
Valeant Pharmaceuticals
International, Inc.
190,000 8.500%,  1/31/2027
f,h
189,481
Winnebago Industries, Inc.,
Convertible
333,000 1.500%,  4/1/2025 363,137
Zoetis, Inc.
144,000 3.250%,  2/1/2023 144,995
Principal
Amount Long-Term Fixed Income (56.0%) Value
Consumer Non-Cyclical (2.7%) - continued
$ 348,000 3.900%,  8/20/2028 $ 357,204
Total 34,401,473
Energy (2.5%)
Antero Resources Corporation
525,000 5.375%,  3/1/2030
f
536,156
Archrock Partners, LP/Archrock
Partners Finance Corporation
530,000 6.250%,  4/1/2028
f
522,363
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 444,206
BP Capital Markets plc
495,000 4.875%,  3/22/2030
b,i
496,237
Buckeye Partners, LP
385,000 3.950%,  12/1/2026 376,237
Callon Petroleum Company
324,000 8.250%,  7/15/2025 327,240
Canadian Natural Resources, Ltd.
325,000 2.050%,  7/15/2025 311,629
Cenovus Energy, Inc.
426,000 5.375%,  7/15/2025 449,207
Cheniere Corpus Christi Holdings,
LLC
268,000 5.875%,  3/31/2025 282,856
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 132,660
285,000 3.250%,  1/31/2032
f
259,148
Cheniere Energy, Inc.
442,000 4.625%,  10/15/2028 443,481
Chesapeake Energy Corporation
330,000 6.750%,  4/15/2029
f
349,515
CNX Resources Corporation
315,000 6.000%,  1/15/2029
f
318,150
CNX Resources Corporation,
Convertible
562,000 2.250%,  5/1/2026 973,103
Comstock Resources, Inc.
80,000 6.750%,  3/1/2029
f
82,526
310,000 5.875%,  1/15/2030
f
305,443
Continental Resources, Inc.
196,000 4.375%,  1/15/2028 198,705
145,000 5.750%,  1/15/2031
f
158,601
Coterra Energy, Inc.
260,000 4.375%,  6/1/2024
f
265,225
CQP Holdco, LP
309,000 5.500%,  6/15/2031
f
303,562
Devon Energy Corporation
264,000 4.500%,  1/15/2030 272,431
Diamondback Energy, Inc.
65,000 3.125%,  3/24/2031 62,078
DT Midstream, Inc.
375,000 4.125%,  6/15/2029
f
359,552
125,000 4.375%,  6/15/2031
f
119,687
Enbridge, Inc.
246,000 2.150%,  2/16/2024 242,818
130,000 3.700%,  7/15/2027 131,696
661,000 6.250%,  3/1/2078
b
684,255
Endeavor Energy Resources, LP
280,000 5.750%,  1/30/2028
f
289,450
Energy Transfer, LP
108,000 4.200%,  9/15/2023 109,423
371,000 5.875%,  1/15/2024 386,512
196,000 3.750%,  5/15/2030 192,817

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Energy (2.5%) - continued
EnLink Midstream Partners, LP
$ 460,000 4.850%,  7/15/2026 $ 460,000
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 135,185
560,000 4.875%,  8/16/2077
b
501,008
EQT Corporation
125,000 3.125%,  5/15/2026
f
121,409
374,000 3.900%,  10/1/2027 372,917
EQT Corporation, Convertible
303,000 1.750%,  5/1/2026 718,110
Equinor ASA
92,000 2.875%,  4/6/2025 92,009
Exxon Mobil Corporation
259,000 2.992%,  3/19/2025 260,158
Ferrellgas, LP
282,000 5.375%,  4/1/2026
f
266,281
Genesis Energy, LP
200,000 6.500%,  10/1/2025 197,260
125,000 8.000%,  1/15/2027 128,588
Halliburton Company
130,000 2.920%,  3/1/2030 125,671
Harvest Midstream, LP
654,000 7.500%,  9/1/2028
f
667,982
Hess Corporation
92,000 3.500%,  7/15/2024 92,570
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
f
333,434
Hilcorp Energy I, LP
400,000 5.750%,  2/1/2029
f
400,240
ITT Holdings, LLC
435,000 6.500%,  8/1/2029
f
401,818
Kinder Morgan Energy Partners,
LP
193,000 3.450%,  2/15/2023 194,352
Laredo Petroleum, Inc.
690,000 7.750%,  7/31/2029
f,h
694,340
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 134,016
Marathon Petroleum Corporation
366,000 4.700%,  5/1/2025 380,337
MPLX, LP
375,000 6.875%,  2/15/2023
b,i
367,500
325,000 1.750%,  3/1/2026 304,535
Murphy Oil Corporation
450,000 5.875%,  12/1/2027 457,875
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
f
470,000
National Fuel Gas Company
295,000 5.500%,  1/15/2026 312,348
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
260,000 7.500%,  2/1/2026
f
255,759
NGL Energy Partners, LP
148,000 7.500%,  11/1/2023 141,710
NuStar Logistics, LP
480,000 5.750%,  10/1/2025 489,000
Oasis Petroleum, Inc.
310,000 6.375%,  6/1/2026
f
317,750
Occidental Petroleum Corporation
125,000 8.500%,  7/15/2027 147,965
260,000 6.450%,  9/15/2036 305,418
Principal
Amount Long-Term Fixed Income (56.0%) Value
Energy (2.5%) - continued
ONEOK, Inc.
$ 194,000 2.200%,  9/15/2025 $ 185,772
Ovintiv Exploration, Inc.
271,000 5.625%,  7/1/2024 284,919
132,000 5.375%,  1/1/2026 139,914
PBF Holding Company, LLC
200,000 9.250%,  5/15/2025
f
206,044
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 172,860
Pioneer Natural Resources
Company, Convertible
248,000 0.250%,  5/15/2025 588,876
Plains All American Pipeline, LP
150,000 6.125%,  11/15/2022
b,i
127,200
317,000 4.650%,  10/15/2025 325,690
Precision Drilling Corporation
390,000 6.875%,  1/15/2029
f
395,850
Range Resources Corporation
487,000 4.750%,  2/15/2030
f,h
483,679
Sabine Pass Liquefaction, LLC
196,000 4.200%,  3/15/2028 201,270
Schlumberger Finance Canada,
Ltd.
149,000 1.400%,  9/17/2025 141,358
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
f
83,491
SM Energy Company
341,000 6.625%,  1/15/2027
h
349,580
185,000 6.500%,  7/15/2028 190,907
Southwestern Energy Company
250,000 5.375%,  2/1/2029 253,125
315,000 5.375%,  3/15/2030 320,106
192,000 4.750%,  2/1/2032 191,760
Summit Midstream Holdings, LLC
363,000 8.500%,  10/15/2026
f
346,131
Suncor Energy, Inc.
149,000 3.100%,  5/15/2025 147,996
Sunoco, LP
415,000 5.875%,  3/15/2028 419,150
277,000 4.500%,  4/30/2030
f
255,196
Tallgrass Energy Finance
Corporation
640,000 5.500%,  1/15/2028
f
619,200
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 362,590
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
f
253,750
Transocean Proteus, Ltd.
120,000 6.250%,  12/1/2024
f
119,100
Transocean, Inc.
330,000 11.500%,  1/30/2027
f
340,725
USA Compression Partners, LP
387,000 6.875%,  4/1/2026 390,483
Valero Energy Corporation
280,000 2.800%,  12/1/2031 258,426
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
f
363,577
220,000 4.125%,  8/15/2031
f
215,853
W&T Offshore, Inc.
158,000 9.750%,  11/1/2023
f
157,210

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Energy (2.5%) - continued
Weatherford International, Ltd.
$ 409,000 8.625%,  4/30/2030
f
$ 415,278
Western Gas Partners, LP
143,000 4.000%,  7/1/2022 143,000
Western Midstream Operating, LP
640,000 3.950%,  6/1/2025 643,898
210,000 5.500%,  8/15/2048 207,375
Williams Companies, Inc.
131,000 2.600%,  3/15/2031 120,626
Total 31,056,479
Financials (7.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
121,000 3.150%,  2/15/2024 119,049
200,000 6.500%,  7/15/2025 211,787
362,000 3.000%,  10/29/2028 333,832
Air Lease Corporation
525,000 4.650%,  6/15/2026
b,i
471,187
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
b,f,i
250,710
163,000 2.850%,  1/26/2028
f
146,424
Alliant Holdings Intermediate, LLC
207,000 6.750%,  10/15/2027
f
204,504
Ally Financial, Inc.
578,000 5.750%,  11/20/2025 607,827
600,000 4.700%,  5/15/2026
b,i
564,786
130,000 8.000%,  11/1/2031 163,063
Altice Financing SA
180,000 5.750%,  8/15/2029
f
163,635
American Express Company
160,000 3.400%,  2/22/2024 162,179
213,000 2.250%,  3/4/2025 209,167
255,000 3.550%,  9/15/2026
b,i
232,381
217,000 2.550%,  3/4/2027 210,994
American Finance Trust, Inc.
307,000 4.500%,  9/30/2028
f
276,337
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 138,599
American International Group, Inc.
260,000 4.200%,  4/1/2028 269,847
AmWINS Group, Inc.
250,000 4.875%,  6/30/2029
f
240,005
Ares Capital Corporation
76,000 4.250%,  3/1/2025 75,961
371,000 3.875%,  1/15/2026 363,942
Ares Capital Corporation,
Convertible
256,000 4.625%,  3/1/2024 289,049
Australia and New Zealand
Banking Group, Ltd.
288,000 2.950%,  7/22/2030
b,f
277,296
Aviation Capital Group, LLC
227,000 5.500%,  12/15/2024
f
233,638
131,000 4.875%,  10/1/2025
f
132,877
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
f
296,833
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 4/18/2022
b,h,i
286,278
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
f
92,875
Principal
Amount Long-Term Fixed Income (56.0%) Value
Financials (7.1%) - continued
Banco Santander SA
$ 220,000 4.750%,  11/12/2026
b,i
$ 202,840
200,000 4.175%,  3/24/2028
b
201,014
Bank of America Corporation
276,000 3.004%,  12/20/2023
b
276,697
445,000 3.550%,  3/5/2024
b
447,541
325,000 4.200%,  8/26/2024 332,899
1,100,000 6.250%,  9/5/2024
b,i
1,137,070
160,000 3.458%,  3/15/2025
b
160,965
320,000 6.100%,  3/17/2025
b,i
333,778
373,000 1.319%,  6/19/2026
b
349,565
298,000 1.197%,  10/24/2026
b
275,407
380,000 4.375%,  1/27/2027
b,i
357,124
196,000 1.734%,  7/22/2027
b
182,022
640,000 5.875%,  3/15/2028
b,i
646,272
392,000 3.593%,  7/21/2028
b
392,682
523,000 3.974%,  2/7/2030
b
531,441
261,000 2.687%,  4/22/2032
b
240,025
204,000 2.572%,  10/20/2032
b
185,367
290,000 2.972%,  2/4/2033
b
271,728
141,000 3.846%,  3/8/2037
b
135,025
Bank of Montreal
140,000 3.088%,  1/10/2037
b
127,214
Bank of New York Mellon
Corporation
160,000 4.700%,  9/20/2025
b,i
163,840
200,000 3.400%,  1/29/2028 202,784
Bank of Nova Scotia
480,000 4.900%,  6/4/2025
b,i
480,000
132,000 1.050%,  3/2/2026 121,088
Barclays plc
377,000 4.338%,  5/16/2024
b
382,763
250,000 8.000%,  6/15/2024
b,i
264,125
149,000 4.375%,  9/11/2024 150,952
179,000 2.852%,  5/7/2026
b
173,858
200,000 4.375%,  3/15/2028
b,i
176,150
193,000 4.972%,  5/16/2029
b
201,896
Berkshire Hathaway Finance
Corporation
144,000 2.875%,  3/15/2032 139,623
Blackstone Private Credit Fund
209,000 4.000%,  1/15/2029
f
193,496
BNP Paribas SA
235,000 6.625%,  3/25/2024
b,f,i
242,755
188,000 2.819%,  11/19/2025
b,f
183,556
200,000 3.132%,  1/20/2033
b,f
185,095
Boston Properties, LP
131,000 2.550%,  4/1/2032 118,142
BPCE SA
152,000 2.375%,  1/14/2025
f
146,423
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 239,268
Canadian Imperial Bank of
Commerce
146,000 3.600%,  4/7/2032
e
145,308
CANPACK SA
500,000 3.125%,  11/1/2025
f
458,750
Capital One Bank USA NA
245,000 3.375%,  2/15/2023 246,844
228,000 2.280%,  1/28/2026
b
221,218
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,i
130,214
217,000 3.273%,  3/1/2030
b
209,526

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Financials (7.1%) - continued
Cascades USA, Inc.
$ 285,000 5.125%,  1/15/2026
f
$ 284,111
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,i
553,110
600,000 4.000%,  6/1/2026
b,i
574,500
125,000 5.000%,  6/1/2027
b,i
124,538
196,000 2.000%,  3/20/2028 183,448
141,000 2.900%,  3/3/2032 135,756
Chobani, LLC
236,000 7.500%,  4/15/2025
f
228,165
418,000 4.625%,  11/15/2028
f
385,605
Citigroup, Inc.
640,000 5.950%,  1/30/2023
b,i
646,784
374,000 5.000%,  9/12/2024
b,i
370,260
180,000 3.352%,  4/24/2025
b
180,428
107,000 5.950%,  5/15/2025
b,i
109,065
365,000 5.500%,  9/13/2025 389,725
218,000 1.281%,  11/3/2025
b
207,451
315,000 4.000%,  12/10/2025
b,i
302,400
785,000 3.875%,  2/18/2026
b,i
739,862
250,000 4.150%,  11/15/2026
b,i
234,219
451,000 1.122%,  1/28/2027
b
413,744
263,000 1.462%,  6/9/2027
b
241,536
286,000 3.070%,  2/24/2028
b
278,552
522,000 4.075%,  4/23/2029
b
532,012
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,i
252,312
CNA Financial Corporation
190,000 3.950%,  5/15/2024 192,951
Coinbase Global, Inc.
207,000 3.625%,  10/1/2031
f
176,467
Coinbase Global, Inc., Convertible
994,000 0.500%,  6/1/2026
f
925,414
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,i
166,000
Commerzbank AG
270,000 8.125%,  9/19/2023
f
285,187
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
f
138,770
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,f
139,067
Corebridge Financial, Inc.
146,000 3.850%,  4/5/2029
f
145,867
77,000 3.900%,  4/5/2032
f
76,886
Corporate Office Properties, LP
265,000 2.250%,  3/15/2026 252,489
Credit Acceptance Corporation
550,000 5.125%,  12/31/2024
f
551,974
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,f,i
300,218
200,000 4.750%,  3/23/2029
b,f,i
181,486
131,000 3.250%,  1/14/2030
f
124,249
Credit Suisse Group AG
213,000 6.500%,  8/8/2023
f
218,325
150,000 7.500%,  12/11/2023
b,f,i
155,062
157,000 2.593%,  9/11/2025
b,f
151,663
130,000 7.250%,  9/12/2025
b,f,i
131,462
135,000 2.193%,  6/5/2026
b,f
126,776
128,000 3.869%,  1/12/2029
b,f
124,907
Dai-ichi Life Insurance Company,
Ltd.
638,000 5.100%,  10/28/2024
b,f,h,i
657,855
Principal
Amount Long-Term Fixed Income (56.0%) Value
Financials (7.1%) - continued
Deutsche Bank AG
$ 350,000 6.000%,  10/30/2025
b,i
$ 341,250
444,000 2.129%,  11/24/2026
b
411,584
250,000 2.311%,  11/16/2027
b
229,104
214,000 3.742%,  1/7/2033
b
189,133
Discover Bank
260,000 4.682%,  8/9/2028
b
263,654
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
f
522,646
EPR Properties
202,000 3.600%,  11/15/2031 183,133
Fidelity National Financial, Inc.
235,000 5.500%,  9/1/2022 238,362
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,i
314,400
Fifth Third Bank NA
129,000 3.850%,  3/15/2026 130,960
First Horizon Bank
198,000 5.750%,  5/1/2030 223,852
First Horizon National Corporation
179,000 3.550%,  5/26/2023 180,046
First-Citizens Bank & Trust
Company
297,000 6.125%,  3/9/2028 328,553
FNB Corporation
305,000 2.200%,  2/24/2023 303,179
Fortress Transportation and
Infrastructure Investors, LLC
260,000 6.500%,  10/1/2025
f
258,050
142,000 9.750%,  8/1/2027
f
148,357
185,000 5.500%,  5/1/2028
f
168,193
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 127,800
132,000 2.625%,  1/15/2027 120,883
FTI Consulting, Inc., Convertible
422,000 2.000%,  8/15/2023 670,099
Genworth Mortgage Holdings, Inc.
219,000 6.500%,  8/15/2025
f
225,931
Global Net Lease, Inc.
590,000 3.750%,  12/15/2027
f
542,786
Goldman Sachs Group, Inc.
298,000 0.627%,  11/17/2023
b
294,212
825,000 5.500%,  8/10/2024
b,h,i
841,748
200,000 4.400%,  2/10/2025
b,i
190,000
148,000 3.500%,  4/1/2025 149,104
223,000 4.250%,  10/21/2025 228,406
222,000 0.855%,  2/12/2026
b
206,820
195,000 3.650%,  8/10/2026
b,i
178,425
255,000 4.125%,  11/10/2026
b,i
239,126
456,000 1.948%,  10/21/2027
b
423,783
140,000 2.640%,  2/24/2028
b
133,858
155,000 3.615%,  3/15/2028
b
154,783
261,000 3.814%,  4/23/2029
b
262,892
131,000 3.800%,  3/15/2030 131,870
131,000 2.615%,  4/22/2032
b
119,061
132,000 2.383%,  7/21/2032
b
116,913
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 123,651
125,000
2.631%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
110,375
HSBC Holdings plc
143,000 3.803%,  3/11/2025
b
143,673

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Financials (7.1%) - continued
$ 150,000 6.375%,  3/30/2025
b,i
$ 155,200
187,000 2.633%,  11/7/2025
b
182,400
178,000 1.589%,  5/24/2027
b
162,464
350,000 2.251%,  11/22/2027
b
326,108
332,000 6.500%,  3/23/2028
b,i
337,810
365,000 4.583%,  6/19/2029
b
375,549
470,000 4.600%,  12/17/2030
b,i
419,475
159,000 2.804%,  5/24/2032
b
144,474
200,000 6.500%,  9/15/2037 243,532
HUB International, Ltd.
156,000 7.000%,  5/1/2026
f
157,803
262,000 5.625%,  12/1/2029
f
250,210
Huntington Bancshares, Inc.
480,000 4.450%,  10/15/2027
b,i
475,200
Icahn Enterprises, LP
439,000 4.750%,  9/15/2024 440,997
365,000 6.375%,  12/15/2025 367,738
300,000 6.250%,  5/15/2026 306,000
245,000 5.250%,  5/15/2027 240,449
ING Groep NV
258,000 1.726%,  4/1/2027
b
237,965
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 193,851
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
f
1,062,906
iStar, Inc.
465,000 4.250%,  8/1/2025 457,444
iStar, Inc., Convertible
335,000 3.125%,  9/15/2022 568,830
J.P. Morgan Chase & Company
330,000 5.150%,  5/1/2023
b,i
331,650
320,000 6.000%,  8/1/2023
b,i
324,000
320,000 6.750%,  2/1/2024
b,i
333,939
122,000 1.514%,  6/1/2024
b
120,349
979,000 5.000%,  8/1/2024
b,i
975,745
325,000 3.875%,  9/10/2024 331,974
378,000 4.023%,  12/5/2024
b
384,051
210,000 4.600%,  2/1/2025
b,i
202,388
310,000 1.561%,  12/10/2025
b
296,729
149,000 2.083%,  4/22/2026
b
143,786
295,000 3.650%,  6/1/2026
b,i
275,825
371,000 1.045%,  11/19/2026
b
342,535
261,000 1.578%,  4/22/2027
b
243,090
289,000 2.947%,  2/24/2028
b
282,028
392,000 4.005%,  4/23/2029
b
400,781
133,000 2.069%,  6/1/2029
b
122,567
523,000 4.493%,  3/24/2031
b
554,348
140,000 2.963%,  1/25/2033
b
131,985
Jefferies Finance, LLC
510,000 5.000%,  8/15/2028
f
488,315
KeyBank NA
196,000 3.900%,  4/13/2029 198,943
Kilroy Realty, LP
265,000 4.375%,  10/1/2025 272,062
KKR Real Estate Finance Trust,
Inc., Convertible
139,000 6.125%,  5/15/2023 143,865
Life Storage, LP
135,000 2.400%,  10/15/2031 118,973
Lincoln National Corporation
300,000
2.826%,  (LIBOR 3M +
2.358%), 5/17/2022
b
247,590
130,000 3.800%,  3/1/2028 131,464
Principal
Amount Long-Term Fixed Income (56.0%) Value
Financials (7.1%) - continued
Lloyds Banking Group plc
$ 300,000 3.900%,  3/12/2024 $ 304,581
120,000 7.500%,  6/27/2024
b,i
125,996
260,000 1.627%,  5/11/2027
b
238,407
342,000 3.369%,  12/14/2046
b
286,130
LPL Holdings, Inc.
310,000 4.000%,  3/15/2029
f
294,183
M&T Bank Corporation
240,000 3.500%,  9/1/2026
b,i
215,695
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
b,f
238,258
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 123,607
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,i
315,584
640,000 5.875%,  3/15/2028
b,i
640,710
MGM Growth Properties Operating
Partnership, LP
546,000 4.625%,  6/15/2025
f
550,095
272,000 5.750%,  2/1/2027 287,300
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 269,479
Mitsubishi UFJ Financial Group,
Inc.
160,000 3.407%,  3/7/2024 161,639
179,000 1.412%,  7/17/2025 167,696
260,000 1.538%,  7/20/2027
b
238,646
196,000 3.741%,  3/7/2029 197,811
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
183,577
278,000 2.564%,  9/13/2031 242,973
Morgan Stanley
311,000 4.100%,  5/22/2023 316,576
149,000 0.560%,  11/10/2023
b
147,268
160,000 2.720%,  7/22/2025
b
158,395
268,000 1.164%,  10/21/2025
b
254,584
104,000 5.000%,  11/24/2025 109,629
250,000 2.630%,  2/18/2026
b
245,235
302,000 2.188%,  4/28/2026
b
291,722
148,000 0.985%,  12/10/2026
b
135,733
260,000 1.593%,  5/4/2027
b
241,561
262,000 1.512%,  7/20/2027
b
240,831
392,000 3.622%,  4/1/2031
b
389,961
140,000 2.943%,  1/21/2033
b
131,283
MPT Operating Partnership, LP
320,000 5.250%,  8/1/2026 327,504
140,000 4.625%,  8/1/2029 138,600
National Retail Properties, Inc.
131,000 2.500%,  4/15/2030 120,489
Nationstar Mortgage Holdings,
Inc.
289,000 6.000%,  1/15/2027
f
294,086
NatWest Group plc
163,000 6.125%,  12/15/2022 166,898
26,000 6.100%,  6/10/2023 26,821
182,000 4.269%,  3/22/2025
b
184,111
131,000 4.892%,  5/18/2029
b
136,171
197,000 3.754%,  11/1/2029
b
195,439
250,000 4.600%,  6/28/2031
b,i
220,000
Navient Corporation
330,000 5.500%,  1/25/2023 334,125
46,000 6.750%,  6/25/2025 47,257
125,000 5.000%,  3/15/2027 119,063

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Financials (7.1%) - continued
Nippon Life Insurance Company
$ 110,000 2.900%,  9/16/2051
b,f
$ 99,579
640,000 5.100%,  10/16/2044
b,f
658,400
480,000 3.400%,  1/23/2050
b,f
454,800
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 179,482
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 129,160
130,000 3.375%,  2/1/2031 119,091
OneMain Finance Corporation
986,000 6.875%,  3/15/2025 1,036,799
185,000 3.500%,  1/15/2027 171,125
Owl Rock Capital Corporation
132,000 4.250%,  1/15/2026 128,638
OWL Rock Core Income
Corporation
214,000 4.700%,  2/8/2027
f
205,821
Owl Rock Technology Finance
Corporation
68,000 4.750%,  12/15/2025
f
67,117
196,000 3.750%,  6/17/2026
f
187,360
Park Intermediate Holdings, LLC
135,000 4.875%,  5/15/2029
f
126,556
PayPal Holdings, Inc.
129,000 2.850%,  10/1/2029 126,276
Pebblebrook Hotel Trust,
Convertible
373,000 1.750%,  12/15/2026 427,645
PennyMac Financial Services, Inc.
320,000 4.250%,  2/15/2029
f
274,560
Pine Street Trust I
130,000 4.572%,  2/15/2029
f
135,237
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
f
329,333
PNC Bank NA
130,000 2.700%,  10/22/2029 124,817
PNC Financial Services Group,
Inc.
250,000 3.400%,  9/15/2026
b,i
225,125
PRA Group, Inc.
215,000 7.375%,  9/1/2025
f
224,055
Principal Life Global Funding II
197,000 1.250%,  8/16/2026
f
180,155
Provident Financing Trust I
155,000 7.405%,  3/15/2038 181,738
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
143,548
332,000 5.625%,  6/15/2043
b
334,075
786,000 5.200%,  3/15/2044
b
784,059
160,000 3.700%,  10/1/2050
b
146,624
Radian Group, Inc.
330,000 4.875%,  3/15/2027 331,650
Realty Income Corporation
132,000 4.875%,  6/1/2026 139,244
196,000 3.950%,  8/15/2027 201,342
Regions Financial Corporation
320,000 5.750%,  6/15/2025
b,h,i
333,200
Reinsurance Group of America,
Inc.
212,000 4.700%,  9/15/2023 216,965
Rocket Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
f
283,294
Principal
Amount Long-Term Fixed Income (56.0%) Value
Financials (7.1%) - continued
Royal Bank of Canada
$ 205,000 0.750%,  10/7/2024 $ 194,460
Santander Holdings USA, Inc.
261,000 3.450%,  6/2/2025 259,113
144,000 2.490%,  1/6/2028
b
134,352
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
238,374
196,000 3.823%,  11/3/2028
b
192,729
Service Properties Trust
325,000 4.650%,  3/15/2024 312,825
170,000 4.750%,  10/1/2026 155,550
96,000 4.950%,  2/15/2027 88,714
260,000 5.500%,  12/15/2027 250,770
Simon Property Group, LP
206,000 2.000%,  9/13/2024 202,192
264,000 2.650%,  7/15/2030 248,969
Societe Generale SA
188,000 2.625%,  10/16/2024
f
182,810
320,000 8.000%,  9/29/2025
b,f,i
345,648
177,000 1.488%,  12/14/2026
b,f
160,013
Spirit Realty, LP
299,000 2.100%,  3/15/2028 270,704
Standard Chartered plc
223,000 1.319%,  10/14/2023
b,f
220,899
177,000 0.991%,  1/12/2025
b,f
169,085
230,000 6.000%,  7/26/2025
b,f,i
237,188
206,000 2.608%,  1/12/2028
b,f
192,589
Starwood Property Trust, Inc.,
Convertible
270,000 4.375%,  4/1/2023 275,738
State Street Corporation
96,000 2.354%,  11/1/2025
b
94,624
Sumitomo Life Insurance Company
600,000 3.375%,  4/15/2081
b,f
576,720
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.784%,  7/12/2022 141,578
188,000 2.448%,  9/27/2024 184,681
206,000 2.174%,  1/14/2027 194,688
196,000 3.544%,  1/17/2028 194,455
196,000 2.142%,  9/23/2030 171,847
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
f
138,083
Summit Hotel Properties, Inc.,
Convertible
235,000 1.500%,  2/15/2026 245,810
SVB Financial Group
420,000 4.000%,  5/15/2026
b,i
388,500
291,000 4.250%,  11/15/2026
b,i
269,175
Synchrony Financial
160,000 4.250%,  8/15/2024 162,232
260,000 3.700%,  8/4/2026 258,474
Truist Bank
134,000 2.250%,  3/11/2030 122,824
Truist Financial Corporation
370,000 4.950%,  9/1/2025
b,i
378,880
132,000 1.887%,  6/7/2029
b
119,978
70,000 5.100%,  3/1/2030
b,i
70,980
U.S. Bancorp
85,000 3.700%,  1/15/2027
b,i
76,925
UBS AG
235,000 5.125%,  5/15/2024 240,094

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Financials (7.1%) - continued
UBS Group AG
$ 156,000 1.364%,  1/30/2027
b,f
$ 143,317
400,000 4.875%,  2/12/2027
b,f,i
385,880
UDR, Inc.
295,000 3.000%,  8/15/2031 279,951
United Wholesale Mortgage, LLC
385,000 5.500%,  4/15/2029
f
343,043
USB Realty Corporation
664,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
552,780
Ventas Realty, LP
163,000 3.750%,  5/1/2024 164,798
VICI Properties, LP
240,000 4.250%,  12/1/2026
f
238,992
140,000 3.750%,  2/15/2027
f
136,150
240,000 4.625%,  12/1/2029
f
239,400
Wells Fargo & Company
325,000 4.125%,  8/15/2023 332,239
130,000 1.654%,  6/2/2024
b
128,440
311,000 2.406%,  10/30/2025
b
304,447
490,000 3.900%,  3/15/2026
b,i
469,690
226,000 2.188%,  4/30/2026
b
218,009
307,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
297,872
145,000 3.526%,  3/24/2028
b
144,709
309,000 3.584%,  5/22/2028
b
308,498
308,000 4.478%,  4/4/2031
b
326,141
Welltower, Inc.
132,000 2.050%,  1/15/2029 120,120
196,000 2.800%,  6/1/2031 182,658
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
193,191
Willis North America, Inc.
261,000 4.500%,  9/15/2028 268,187
Total 89,160,473
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
178,000 2.150%,  5/13/2025
f
172,279
Total 172,279
Mortgage-Backed Securities (22.1%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
15,760,000 2.000%,  4/1/2037
e
15,306,284
20,215,000 2.000%,  5/1/2037
e
19,589,204
28,775,000 2.500%,  5/1/2037
e
28,358,236
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
12,945,224 2.000%,  3/1/2051 12,051,873
27,350,000 2.000%,  4/1/2052
e
25,387,424
5,750,000 2.500%,  4/1/2052
e
5,485,859
16,550,000 2.000%,  5/1/2052
e
15,332,130
63,300,000 2.500%,  5/1/2052
e
60,266,968
56,575,000 3.000%,  5/1/2049
e
55,207,996
40,700,000 3.500%,  5/1/2049
e
40,629,582
Total 277,615,556
Principal
Amount Long-Term Fixed Income (56.0%) Value
Technology (1.5%)
Akamai Technologies, Inc.,
Convertible
$ 217,000 0.125%,  5/1/2025 $ 285,138
716,000 0.375%,  9/1/2027
h
823,042
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 62,713
Apple, Inc.
392,000 2.200%,  9/11/2029 373,599
285,000 1.650%,  2/8/2031 256,484
Baidu, Inc.
184,000 3.075%,  4/7/2025 181,035
Black Knight InfoServ, LLC
458,000 3.625%,  9/1/2028
f
434,047
Block, Inc., Convertible
53,000 0.500%,  5/15/2023 96,063
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
261,000 3.125%,  1/15/2025 259,573
196,000 3.875%,  1/15/2027 197,310
Broadcom, Inc.
146,000 4.000%,  4/15/2029
c,e,f
145,928
260,000 5.000%,  4/15/2030 276,378
CommScope Technologies
Finance, LLC
531,000 6.000%,  6/15/2025
f
502,915
CommScope, Inc.
270,000 7.125%,  7/1/2028
f,h
243,911
Dell International, LLC
75,000 5.450%,  6/15/2023 77,261
196,000 5.850%,  7/15/2025 209,197
100,000 5.300%,  10/1/2029 108,925
Fiserv, Inc.
207,000 2.750%,  7/1/2024 206,363
309,000 4.200%,  10/1/2028 318,522
Gartner, Inc.
245,000 3.625%,  6/15/2029
f
229,687
415,000 3.750%,  10/1/2030
f
389,581
Global Payments, Inc.
82,000 2.650%,  2/15/2025 80,235
131,000 3.200%,  8/15/2029 124,452
Hewlett Packard Enterprise
Company
163,000 2.250%,  4/1/2023 162,845
InterDigital, Inc., Convertible
126,000 2.000%,  6/1/2024 128,993
Intuit, Inc.
149,000 0.950%,  7/15/2025 139,642
Iron Mountain, Inc.
80,000 4.875%,  9/15/2029
f
76,150
380,000 4.500%,  2/15/2031
f
350,934
Jabil, Inc.
130,000 1.700%,  4/15/2026 120,344
Lumentum Holdings, Inc.,
Convertible
506,000 0.250%,  3/15/2024 836,165
Marvell Technology, Inc.
142,000 4.200%,  6/22/2023 144,282
132,000 2.950%,  4/15/2031 122,013
Microchip Technology, Inc.,
Convertible
205,000 1.625%,  2/15/2027 439,597
Micron Technology, Inc.
249,000 4.975%,  2/6/2026 260,795

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Technology (1.5%) - continued
Minerva Merger Sub, Inc.
$ 400,000 6.500%,  2/15/2030
f
$ 388,050
MSCI, Inc.
360,000 4.000%,  11/15/2029
f
349,627
NCR Corporation
879,000 6.125%,  9/1/2029
f
881,198
Nielsen Finance, LLC
60,000 4.500%,  7/15/2029
f
59,850
NortonLifeLock, Inc., Convertible
526,000 2.000%,  8/15/2022 693,005
NVIDIA Corporation
65,000 2.850%,  4/1/2030 63,952
NXP BV/NXP Funding, LLC
122,000 4.875%,  3/1/2024
f
125,359
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025
f
69,786
131,000 4.300%,  6/18/2029
f
135,231
Open Text Corporation
420,000 4.125%,  2/15/2030
f
398,242
Oracle Corporation
326,000 2.500%,  4/1/2025 318,407
327,000 2.950%,  4/1/2030 301,678
Panasonic Corporation
241,000 2.536%,  7/19/2022
f
241,325
Progress Software Corporation,
Convertible
66,000 1.000%,  4/15/2026
f
65,604
PTC, Inc.
210,000 3.625%,  2/15/2025
f
207,638
215,000 4.000%,  2/15/2028
f
209,468
Qorvo, Inc.
385,000 3.375%,  4/1/2031
f
350,100
Rackspace Technology Global,
Inc.
365,000 5.375%,  12/1/2028
f
316,692
Sabre GLBL, Inc., Convertible
64,000 4.000%,  4/15/2025 104,992
Salesforce.com, Inc.
133,000 1.950%,  7/15/2031 121,675
Seagate HDD Cayman
661,000 3.125%,  7/15/2029 593,248
560,000 3.375%,  7/15/2031 497,904
Sensata Technologies, Inc.
615,000 3.750%,  2/15/2031
f
568,875
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
f
136,150
SS&C Technologies, Inc.
910,000 5.500%,  9/30/2027
f
916,839
Switch, Ltd.
410,000 3.750%,  9/15/2028
f
397,595
Tencent Holdings, Ltd.
157,000 2.880%,  4/22/2031
f,h
143,402
Teradyne, Inc., Convertible
49,000 1.250%,  12/15/2023 182,061
Verint Systems, Inc., Convertible
188,000 0.250%,  4/15/2026
f
196,043
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
f
287,157
Viavi Solutions, Inc., Convertible
69,000 1.000%,  3/1/2024 89,484
Principal
Amount Long-Term Fixed Income (56.0%) Value
Technology (1.5%) - continued
Vishay Intertechnology, Inc.,
Convertible
$ 383,000 2.250%,  6/15/2025 $ 381,583
VMware, Inc.
262,000 1.400%,  8/15/2026 240,529
192,000 2.200%,  8/15/2031 169,043
Ziff Davis, Inc., Convertible
551,000 1.750%,  11/1/2026
f
621,253
Total 19,487,164
Transportation (0.8%)
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b
288,000
Air Canada
90,000 3.875%,  8/15/2026
f
84,938
Air Lease Corporation
152,000 2.300%,  2/1/2025 146,204
162,000 3.125%,  12/1/2030 149,772
Air Transport Services Group, Inc.,
Convertible
238,000 1.125%,  10/15/2024 282,042
American Airlines, Inc.
603,000 11.750%,  7/15/2025
f
703,996
871,000 5.500%,  4/20/2026
f
877,533
Aon Corporation/Aon Global
Holdings plc
133,000 2.600%,  12/2/2031 122,487
Avis Budget Car Rental, LLC
320,000 5.375%,  3/1/2029
f,h
315,270
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 251,506
134,000 2.450%,  12/2/2031 124,452
CSX Corporation
131,000 4.250%,  3/15/2029 138,921
Delta Air Lines, Inc.
172,000 7.000%,  5/1/2025
f
184,232
297,635 4.500%,  10/20/2025
f
299,364
73,000 7.375%,  1/15/2026 79,277
288,000 4.375%,  4/19/2028
h
276,214
Greenbrier Companies, Inc.,
Convertible
188,000 2.875%,  4/15/2028
f
217,080
Hawaiian Brand Intellectual
Property, Ltd.
82,000 5.750%,  1/20/2026
f
82,047
Hertz Corporation
262,000 4.625%,  12/1/2026
f
244,662
314,000 5.000%,  12/1/2029
f
284,170
J.B. Hunt Transport Services, Inc.
95,000 3.300%,  8/15/2022 95,360
JetBlue Airways Corporation,
Convertible
495,000 0.500%,  4/1/2026
f
460,567
Meritor, Inc., Convertible
524,000 3.250%,  10/15/2037 574,094
Mileage Plus Holdings, LLC
398,000 6.500%,  6/20/2027
f
414,915
NCL Corporation, Ltd.
530,000 3.625%,  12/15/2024
f
499,525
Penske Truck Leasing Company,
LP
148,000 1.200%,  11/15/2025
f
135,836

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Transportation (0.8%) - continued
$ 128,000 1.700%,  6/15/2026
f
$ 118,769
Ryder System, Inc.
161,000 2.850%,  3/1/2027 156,117
Southwest Airlines Company
133,000 5.125%,  6/15/2027 142,182
155,000 2.625%,  2/10/2030 141,373
Southwest Airlines Company,
Convertible
653,000 1.250%,  5/1/2025 886,121
Union Pacific Corporation
165,000 3.750%,  7/15/2025 169,086
131,000 2.150%,  2/5/2027 125,837
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 90,586
United Airlines, Inc.
490,000 4.375%,  4/15/2026
f
482,001
266,000 4.625%,  4/15/2029
f
252,953
VistaJet Malta Finance plc
355,000 6.375%,  2/1/2030
f
334,007
Total 10,231,496
U.S. Government & Agencies (2.3%)
U.S. Treasury Bonds
1,290,000 1.375%,  11/15/2031 1,183,575
U.S. Treasury Notes
4,330,000 0.125%,  2/28/2023 4,271,816
3,190,000 0.125%,  4/30/2023 3,133,676
5,100,000 0.125%,  2/15/2024 4,897,394
5,550,000 0.500%,  3/31/2025 5,228,490
6,260,000 0.500%,  2/28/2026 5,787,566
1,780,000 0.500%,  4/30/2027 1,614,516
2,410,000 1.125%,  2/29/2028 2,234,710
Total 28,351,743
Utilities (1.1%)
AES Corporation
254,000 3.950%,  7/15/2030
f
251,627
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
209,790
Ameren Corporation
161,000 1.750%,  3/15/2028 147,192
American Electric Power
Company, Inc.
300,000 3.875%,  2/15/2062
b
277,153
209,000 2.031%,  3/15/2024 205,380
131,000 2.300%,  3/1/2030 119,341
Berkshire Hathaway Energy
Company
181,000 4.050%,  4/15/2025 186,575
Calpine Corporation
590,000 4.500%,  2/15/2028
f
575,533
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 161,166
198,000 1.450%,  6/1/2026 183,506
197,000 2.650%,  6/1/2031 181,716
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 162,664
495,000 4.650%,  12/15/2024
b,i
490,050
270,000 4.350%,  1/15/2027
b,i
261,106
161,000 3.375%,  4/1/2030 158,829
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
212,727
Principal
Amount Long-Term Fixed Income (56.0%) Value
Utilities (1.1%) - continued
$ 150,000 4.875%,  9/16/2024
b,i
$ 151,595
308,000 3.150%,  8/15/2027 304,638
163,000 2.450%,  6/1/2030 150,182
Edison International
185,000 4.950%,  4/15/2025 189,271
240,000 5.000%,  12/15/2026
b,i
225,240
Enel Finance International NV
260,000 1.375%,  7/12/2026
f
238,653
Energy Transfer, LP
290,000 6.500%,  11/15/2026
b,i
285,012
Entergy Corporation
149,000 0.900%,  9/15/2025 136,636
130,000 1.900%,  6/15/2028 117,549
Evergy, Inc.
162,000 2.450%,  9/15/2024 158,952
Exelon Corporation
130,000 4.050%,  4/15/2030 134,191
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
f
254,990
FirstEnergy Corporation
214,000 3.350%,  7/15/2022 213,733
Georgia Power Company
94,000 2.100%,  7/30/2023 93,449
Jersey Central Power & Light
Company
66,000 2.750%,  3/1/2032
f
61,458
NextEra Energy Capital Holdings,
Inc.
235,000 3.800%,  3/15/2082
b
216,409
130,000 2.250%,  6/1/2030 118,996
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
f
543,813
NextEra Energy Partners, LP,
Convertible
730,000 Zero Coupon,  11/15/2025
f
825,894
NiSource, Inc.
300,000 5.650%,  6/15/2023
b,i
294,000
130,000 2.950%,  9/1/2029 123,884
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
f
157,027
580,000 3.375%,  2/15/2029
f
515,568
185,000 5.250%,  6/15/2029
f
180,788
NRG Energy, Inc., Convertible
351,000 2.750%,  6/1/2048 384,692
PG&E Corporation
374,000 5.000%,  7/1/2028 361,508
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 112,044
Sempra Energy
320,000 4.875%,  10/15/2025
b,i
321,600
196,000 3.400%,  2/1/2028 195,345
Southern Company
469,000 4.000%,  1/15/2051
b
453,758
432,000 3.750%,  9/15/2051
b
398,326
Suburban Propane Partners, LP
500,000 5.875%,  3/1/2027 506,875
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
517,790
TransCanada Trust
600,000 5.875%,  8/15/2076
b
606,468

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.0%) Value
Utilities (1.1%) - continued
Vistra Operations Company, LLC
$ 500,000 5.000%,  7/31/2027
f
$ 491,905
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 159,348
Total 13,985,942
Total Long-Term Fixed Income
(cost $720,077,437) 704,050,424
Shares Common Stock ( 15.5% ) Value
Communications Services (1.1%)
386 Alphabet, Inc., Class A
k
1,073,601
1,621 Alphabet, Inc., Class C
k
4,527,437
48,862 AT&T, Inc. 1,154,609
1,221 Charter Communications, Inc.
k
666,080
30,322 Comcast Corporation 1,419,676
12,025 Discovery, Inc., Class A
h,k
299,663
8,912 DISH Network Corporation
k
282,065
2,185 Electronic Arts, Inc. 276,424
6,059 Live Nation Entertainment, Inc.
k
712,781
1,480 Match Group, Inc.
k
160,935
1,087 Meta Platforms, Inc.
k
241,705
1,378 Paramount Global 52,102
20,843 QuinStreet, Inc.
k
241,779
206 RingCentral, Inc.
k
24,145
26,956 Twitter, Inc.
k
1,042,928
21,985 Verizon Communications, Inc. 1,119,916
1,072 Walt Disney Company
k
147,036
4,897 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,k
80,800
Total 13,523,682
Consumer Discretionary (1.8%)
1,347 Amazon.com, Inc.
k
4,391,153
9,223 Aptiv plc
k
1,104,085
235 AutoZone, Inc.
k
480,476
1,913 Bloomin' Brands, Inc. 41,971
290 Booking Holdings, Inc.
k
681,051
3,903 Caesars Entertainment, Inc.
k
301,936
1,660 Carvana Company
k
198,022
6,981 Cedar Fair, LP
k
382,559
679 Chipotle Mexican Grill, Inc.
k
1,074,198
3,800 Cimpress plc
k
241,642
12,876 Clarus Corporation 293,315
23,579 Cooper-Standard Holdings, Inc.
k
206,788
3,632 D.R. Horton, Inc. 270,620
1 Dollar General Corporation 223
881 Emerald Holding, Inc.
k
2,996
21,729 Everi Holdings, Inc.
k
456,309
3,705 Expedia Group, Inc.
k
724,957
13,014 Ford Motor Company 220,067
7,596 General Motors Company
k
332,249
2,150 Grand Canyon Education, Inc.
k
208,787
9,088 Harley-Davidson, Inc. 358,067
2,238 Home Depot, Inc. 669,901
9,368 Leggett & Platt, Inc. 326,006
15,185 Libbey, Inc.
k
179,684
4,679 Lowe's Companies, Inc. 946,047
1,604 Lululemon Athletica, Inc.
k
585,829
8,785 Macy's, Inc. 214,003
1,605 McDonald's Corporation 396,884
6,691 Miller Industries, Inc. 188,419
1,019 Mohawk Industries, Inc.
k
126,560
2,177 NIKE, Inc. 292,937
Shares Common Stock (15.5%) Value
Consumer Discretionary (1.8%) - continued
157 NVR, Inc.
k
$ 701,361
3,345 Penn National Gaming, Inc.
k
141,895
837 RH
k
272,937
3,761 Ross Stores, Inc. 340,220
900 Six Flags Entertainment
Corporation
k
39,150
3,934 Sleep Number Corporation
k
199,493
5,463 Sony Group Corporation ADR 561,105
9,032 Stoneridge, Inc.
k
187,504
1,406 Target Corporation 298,381
2,490 Tesla, Inc.
k
2,683,224
18,216 ThredUp, Inc.
k
140,263
3,204 Under Armour, Inc., Class C
k
49,854
722 Vail Resorts, Inc. 187,915
6,481 Zumiez, Inc.
k
247,639
Total 21,948,682
Consumer Staples (0.6%)
4,935 BJ's Wholesale Club Holdings,
Inc.
k
333,655
176 Coca-Cola Company 10,912
2,672 Colgate-Palmolive Company 202,618
1,350 Costco Wholesale Corporation 777,398
294 Estee Lauder Companies, Inc. 80,062
11,432 Hain Celestial Group, Inc.
k
393,261
2,472 John B. Sanfilippo & Son, Inc. 206,264
1,525 Kimberly-Clark Corporation 187,819
15,411 Lamb Weston Holdings, Inc. 923,273
4,806 Monster Beverage Corporation
k
383,999
134 PepsiCo, Inc. 22,429
9,838 Philip Morris International, Inc. 924,182
27,069 Primo Water Corporation 385,733
2,515 Procter & Gamble Company 384,292
4,549 Sysco Corporation 371,426
8,530 Turning Point Brands, Inc. 290,105
12,457 Walmart, Inc. 1,855,096
Total 7,732,524
Energy (0.7%)
12,721 BP plc ADR 373,997
2,056 CNX Resources Corporation
k
42,600
7,620 ConocoPhillips 762,000
30,014 Devon Energy Corporation 1,774,728
22,477 Enterprise Products Partners, LP 580,131
2,693 EOG Resources, Inc. 321,086
11,519 EQT Corporation 396,369
12,556 Exxon Mobil Corporation 1,037,000
12,970 Halliburton Company 491,174
8,025 Helmerich & Payne, Inc. 343,310
4,472 Marathon Petroleum Corporation 382,356
6,830 Pioneer Natural Resources
Company 1,707,705
10,763 Schlumberger, Ltd. 444,620
3,807 Valero Energy Corporation 386,563
Total 9,043,639
Financials (2.2%)
11,934 Air Lease Corporation 532,853
13,585 Ally Financial, Inc. 590,676
5,269 American Express Company 985,303
15,605 Arch Capital Group, Ltd.
k
755,594
3,254 Ares Capital Corporation 68,171
6,465 Assured Guaranty, Ltd. 411,562
27,964 Bank of America Corporation 1,152,676
151 Bank of Marin Bancorp 5,296

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Financials (2.2%) - continued
7,310 Bank of N.T. Butterfield & Son, Ltd. $ 262,283
1,764 Berkshire Hathaway, Inc.
k
622,533
8,000 BlackRock TCP Capital
Corporation 114,400
807 BlackRock, Inc. 616,685
8,028 Blackstone Mortgage Trust, Inc. 255,210
16,910 Bridgewater Bancshares, Inc.
k
282,059
423 Brighthouse Financial, Inc.
k
21,852
13,737 Byline Bancorp, Inc. 366,503
2,834 Capital One Financial Corporation 372,076
877 Central Pacific Financial
Corporation 24,468
18,771 Charles Schwab Corporation 1,582,583
3,685 Chubb, Ltd. 788,221
11,255 Citigroup, Inc. 601,017
1,181 Coinbase Global, Inc.
k
224,225
15,372 Columbia Banking System, Inc. 496,054
5,206 Comerica, Inc. 470,779
925 Community Trust Bancorp, Inc. 38,110
259 Customers Bancorp, Inc.
k
13,504
2,522 Discover Financial Services 277,899
1,309 East West Bancorp, Inc. 103,437
1,643 Ellington Residential Mortgage
REIT 16,578
7,523 Enterprise Financial Services
Corporation 355,913
25,371 Equitable Holdings, Inc. 784,218
287 FactSet Research Systems, Inc. 124,601
267 Financial Institutions, Inc. 8,045
209 First Mid-Illinois Bancshares, Inc. 8,044
213 Flushing Financial Corporation 4,761
3,552 FS KKR Capital Corporation 81,057
37 Fulton Financial Corporation 615
4,160 Glacier Bancorp, Inc. 209,165
5,850 Golub Capital BDC, Inc. 88,978
1,056 Great Southern Bancorp, Inc. 62,315
2,629 Hanmi Financial Corporation 64,700
590 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 27,984
12,660 Heartland Financial USA, Inc. 605,528
765 Hometrust Bancshares, Inc. 22,590
13,816 Hope Bancorp, Inc. 222,161
2,537 Houlihan Lokey, Inc. 222,749
404 Independent Bank Corporation 8,888
7,605 J.P. Morgan Chase & Company 1,036,714
2,901 Kinsale Capital Group, Inc. 661,486
11,037 KKR & Company, Inc. 645,333
2,824 M&T Bank Corporation 478,668
1,720 Marsh & McLennan Companies,
Inc. 293,122
4,223 MetLife, Inc. 296,792
2,268 MidWestOne Financial Group, Inc. 75,071
1,543 Moody's Corporation 520,624
8,624 Morgan Stanley 753,738
9,158 New York Community Bancorp,
Inc. 98,174
18 OceanFirst Financial Corporation 362
148 Peapack-Gladstone Financial
Corporation 5,143
626 Popular, Inc. 51,169
1,786 Primerica, Inc. 244,360
16,212 Radian Group, Inc. 360,069
8,914 Raymond James Financial, Inc. 979,738
2,402 S&P Global, Inc. 985,252
9,810 Seacoast Banking Corporation of
Florida 343,546
Shares Common Stock (15.5%) Value
Financials (2.2%) - continued
2,464 Selective Insurance Group, Inc. $ 220,183
2,270 Sixth Street Specialty Lending, Inc. 52,868
5,589 State Street Corporation 486,914
7,246 Synovus Financial Corporation 355,054
2,632 Texas Capital Bancshares, Inc.
k
150,840
5,254 Triumph Bancorp, Inc.
k
493,981
8,919 Truist Financial Corporation 505,707
456 TrustCo Bank Corporation NY 14,560
417 Washington Federal, Inc. 13,686
18,679 Wells Fargo & Company 905,184
10,667 Western Alliance Bancorp 883,441
13,321 Zions Bancorporation NA 873,325
990 Zurich Insurance Group AG 488,961
Total 28,228,984
Health Care (2.0%)
4,525 Abbott Laboratories 535,579
5,087 AbbVie, Inc. 824,654
2,553 Agilent Technologies, Inc. 337,839
649 Align Technology, Inc.
k
282,964
1,935 Amgen, Inc. 467,922
5,142 Anthem, Inc. 2,525,853
7,669 AstraZeneca plc ADR 508,762
3,184 Baxter International, Inc. 246,887
2,079 Becton, Dickinson and Company 553,014
1,622 Biogen, Inc.
k
341,593
2,322 Biohaven Pharmaceutical Holding
Company, Ltd.
k
275,320
991 Bio-Techne Corporation 429,143
908 Boston Scientific Corporation
k
40,215
271 Bristol-Myers Squibb Company 19,791
4,853 Centene Corporation
k
408,574
2,340 Cigna Holding Company 560,687
3,615 CVS Health Corporation 365,874
5,737 Danaher Corporation 1,682,834
7,487 Edwards Lifesciences Corporation
k
881,370
6,676 Gilead Sciences, Inc. 396,888
6,000 GlaxoSmithKline plc ADR 261,360
10,508 Halozyme Therapeutics, Inc.
k
419,059
2,259 HCA Healthcare, Inc. 566,151
272 Henry Schein, Inc.
k
23,716
3,898 Hologic, Inc.
k
299,444
268 Illumina, Inc.
k
93,639
1,314 Insulet Corporation
k
350,036
2,036 Intuitive Surgical, Inc.
k
614,221
22,703 Ionis Pharmaceuticals, Inc.
k
840,919
396 IQVIA Holding, Inc.
k
91,559
308 Jazz Pharmaceuticals, Inc.
k
47,946
8,906 Johnson & Johnson 1,578,410
14,539 Lantheus Holdings, Inc.
k
804,152
9,686 Medtronic plc 1,074,662
12,059 Merck & Company, Inc. 989,441
3,687 Novo Nordisk AS ADR 409,441
8,591 NuVasive, Inc.
k
487,110
6,249 Progyny, Inc.
k
321,199
2,710 Stryker Corporation 724,519
10,259 Syneos Health, Inc.
k
830,466
2,434 Teladoc Health, Inc.
k
175,564
335 Teleflex, Inc. 118,868
1,027 Thermo Fisher Scientific, Inc. 606,598
31,894 Viemed Healthcare, Inc.
k
158,832
2,749 Zimmer Biomet Holdings, Inc. 351,597
3,616 Zoetis, Inc. 681,941
Total 24,606,613

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Industrials (1.8%)
4,001 3M Company $ 595,669
3,432 Advanced Drainage Systems, Inc. 407,756
3,933 Aerojet Rocketdyne Holdings, Inc.
k
154,764
3,636 AMETEK, Inc. 484,242
3,615 ASGN, Inc.
k
421,907
18,422 Badger Infrastructure Solutions,
Ltd. 463,589
2,276 Carlisle Companies, Inc. 559,714
213 Caterpillar, Inc. 47,461
658 Chart Industries, Inc.
k
113,025
8,437 Crane Company 913,558
21,313 CSX Corporation 798,172
3,421 Curtiss-Wright Corporation 513,697
342 Deere & Company 142,087
12,276 Delta Air Lines, Inc.
k
485,761
22,318 Dun & Bradstreet Holdings, Inc.
k
391,011
3,007 Emerson Electric Company 294,836
4,314 Forward Air Corporation 421,823
2,536 General Dynamics Corporation 611,632
117 Gorman-Rupp Company 4,198
6,585 Greenbrier Companies, Inc. 339,193
3,048 Helios Technologies, Inc. 244,602
2,449 Honeywell International, Inc. 476,526
13,225 Howmet Aerospace, Inc. 475,307
1,589 IDEX Corporation 304,659
976 Illinois Tool Works, Inc. 204,374
3,450 JetBlue Airways Corporation
k
51,578
7,153 Johnson Controls International plc 469,022
5,039 Kaman Corporation 219,096
2,255 L3Harris Technologies, Inc. 560,300
3,054 Lincoln Electric Holdings, Inc. 420,872
905 Linde plc 289,084
806 Lockheed Martin Corporation 355,768
5,085 ManpowerGroup, Inc. 477,583
3,931 Meritor, Inc.
k
139,826
2,025 Middleby Corporation
k
331,979
13,521 NAPCO Security Technologies,
Inc.
k
277,451
1,713 Norfolk Southern Corporation 488,582
2,148 Old Dominion Freight Line, Inc. 641,565
1,793 Parker-Hannifin Corporation 508,782
2,338 Patrick Industries, Inc. 140,981
5,145 Quanta Services, Inc. 677,133
4,582 Raytheon Technologies
Corporation 453,939
3,294 Regal Rexnord Corporation 490,081
10,991 Southwest Airlines Company
k
503,388
10,387 Sun Country Airlines Holdings,
Inc.
k
271,932
421 Teledyne Technologies, Inc.
k
198,977
4,145 Tennant Company 326,626
7,518 Timken Company 456,343
19,938 Uber Technologies, Inc.
k
711,388
3,761 Union Pacific Corporation 1,027,543
4,063 United Parcel Service, Inc. 871,351
3,223 United Rentals, Inc.
k
1,144,842
1,367 Verisk Analytics, Inc. 293,399
2,786 WESCO International, Inc.
k
362,570
Total 23,031,544
Information Technology (3.5%)
1,307 Accenture plc 440,760
2,349 Adobe, Inc.
k
1,070,251
2,372 Advanced Energy Industries, Inc. 204,182
7,074 Agilysys, Inc.
k
282,111
Shares Common Stock (15.5%) Value
Information Technology (3.5%) - continued
126 Akamai Technologies, Inc.
k
$ 15,043
2,571 Amphenol Corporation 193,725
1,382 ANSYS, Inc.
k
438,992
35,994 Apple, Inc. 6,284,912
5,955 AppLovin Corporation
k
327,942
1,019 Autodesk, Inc.
k
218,423
1,998 Axcelis Technologies, Inc.
k
150,909
4,446 BigCommerce Holdings, Inc.
k
97,412
1,495 Bill.com Holdings, Inc.
k
339,051
13,605 Block, Inc.
k
1,844,838
3,632 Broadcom, Inc. 2,286,998
25 CACI International, Inc.
k
7,531
5,949 Calix, Inc.
k
255,272
12,558 Ciena Corporation
k
761,392
23,158 Cisco Systems, Inc. 1,291,290
4,945 Computer Services, Inc. 244,777
2,857 Dolby Laboratories, Inc. 223,475
15,009 Dropbox, Inc.
k
348,959
522 Euronet Worldwide, Inc.
k
67,938
6,278 Fidelity National Information
Services, Inc. 630,437
837 FLEETCOR Technologies, Inc.
k
208,463
23,674 Gilat Satellite Networks, Ltd.
h,k
208,568
5,175 II-VI, Inc.
h,k
375,136
722 KLA-Tencor Corporation 264,295
13,939 Knowles Corporation
k
300,107
672 Lam Research Corporation 361,274
1,089 Littelfuse, Inc. 271,607
1,981 Lumentum Holdings, Inc.
k
193,346
1,608 Mastercard, Inc. 574,667
8,892 Microchip Technology, Inc. 668,145
24,855 Microsoft Corporation 7,663,045
7,670 National Instruments Corporation 311,325
1,904 NICE, Ltd. ADR
k
416,976
3,508 NortonLifeLock, Inc. 93,032
8,870 NVIDIA Corporation 2,420,268
17,448 ON Semiconductor Corporation
k
1,092,419
7,140 PayPal Holdings, Inc.
k
825,741
1,318 Qorvo, Inc.
k
163,564
8,956 QUALCOMM, Inc. 1,368,656
32,891 Sabre Corporation
k
375,944
5,016 Salesforce.com, Inc.
k
1,064,997
12,760 Samsung Electronics Company,
Ltd. 730,165
2,040 ServiceNow, Inc.
k
1,136,056
4,108 Skyworks Solutions, Inc. 547,514
21,143 Sonos, Inc.
k
596,655
2,203 SunPower Corporation
k
47,320
561 TE Connectivity, Ltd. 73,480
26,425 Telefonaktiebolaget LM Ericsson
ADR 241,525
8,359 Texas Instruments, Inc. 1,533,709
6,862 Trimble, Inc.
k
495,025
4,509 TTEC Holdings, Inc. 372,083
47,544 TTM Technologies, Inc.
k
704,602
1,529 Western Digital Corporation
k
75,915
366 Western Union Company 6,859
3,410 Workiva, Inc.
k
402,380
579 Ziff Davis, Inc.
k
56,036
Total 44,267,519
Materials (0.6%)
11,142 Ashland Global Holdings, Inc. 1,096,484
12,464 Axalta Coating Systems, Ltd.
k
306,365
6,007 Ball Corporation 540,630

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Materials (0.6%) - continued
10,543 Carpenter Technology Corporation $ 442,595
6,233 CF Industries Holdings, Inc. 642,373
1,736 Crown Holdings, Inc. 217,156
3,116 Eastman Chemical Company 349,179
6,691 Ingevity Corporation
k
428,693
40,670 Ivanhoe Mines, Ltd.
k
379,324
2,735 LyondellBasell Industries NV 281,213
4,322 Nucor Corporation 642,465
4,103 PPG Industries, Inc. 537,780
1,688 Sherwin-Williams Company 421,359
8,798 Steel Dynamics, Inc. 734,017
5,715 UFP Technologies, Inc.
k
378,162
2,777 United States Lime & Minerals, Inc. 322,243
Total 7,720,038
Real Estate (0.6%)
4,288 Agree Realty Corporation 284,552
3,501 Alexandria Real Estate Equities,
Inc. 704,576
10,799 American Campus Communities,
Inc. 604,420
1,190 AvalonBay Communities, Inc. 295,560
3,806 Camden Property Trust 632,557
3,072 CBRE Group, Inc.
k
281,150
3,256 Digital Realty Trust, Inc. 461,701
9,913 Duke Realty Corporation 575,549
3,328 Healthcare Realty Trust, Inc. 91,453
20,253 Host Hotels & Resorts, Inc. 393,516
14,189 Independence Realty Trust, Inc. 375,157
4,566 iStar, Inc. 106,890
17,968 LXP Industrial Trust 282,098
2,482 MGIC Investment Corporation 33,631
14,703 National Storage Affiliates Trust 922,760
19,267 Pebblebrook Hotel Trust 471,656
2,023 Public Storage, Inc. 789,536
4,046 Rayonier, Inc. REIT 166,372
Total 7,473,134
Utilities (0.6%)
13,535 Alliant Energy Corporation 845,667
3,197 American Electric Power
Company, Inc. 318,965
16,802 CenterPoint Energy, Inc. 514,813
5,655 Constellation Energy Corporation 318,094
5,360 Dominion Energy, Inc. 455,439
3,549 DTE Energy Company 469,213
4,556 Duke Energy Corporation 508,723
9,314 Entergy Corporation 1,087,409
10,685 Exelon Corporation 508,927
1,520 NextEra Energy Partners, LP 126,707
2,195 NextEra Energy, Inc. 185,938
14,815 NiSource, Inc. 471,117
2,225 NorthWestern Corporation 134,590
4,606 Portland General Electric
Company 254,021
6,725 Sempra Energy 1,130,607
1,686 Southern Company 122,252
3,068 Spire, Inc. 220,160
Total 7,672,642
Total Common Stock
(cost $140,444,874) 195,249,001
Shares
Registered Investment
Companies ( 14.2% ) Value
Unaffiliated  (3.4%)
89,022 Aberdeen Asia-Pacific Income
Fund, Inc. $ 300,894
36,250 AllianceBernstein Global High
Income Fund, Inc. 405,275
51,400 Allspring Income Opportunities
Fund 406,060
22,912 BlackRock Core Bond Trust 297,856
29,938 BlackRock Corporate High Yield
Fund, Inc. 322,432
28,865 BlackRock Credit Allocation
Income Trust 362,544
2,200 BlackRock Enhanced Equity
Dividend Trust 21,780
28,892 BlackRock Enhanced Global
Dividend Trust 326,769
6,700 BlackRock Enhanced International
Dividend Trust 38,525
3,300 BlackRock Floating Rate Income
Strategies Fund, Inc. 42,966
16,100 BlackRock Income Trust, Inc. 82,593
22,818 BlackRock Multi-Sector Income
Trust 376,041
13,163 Blackstone Strategic Credit Fund
h
171,777
5,400 Brookfield Real Assets Income
Fund, Inc. 111,996
35,423 Eaton Vance Limited Duration
Income Fund 414,449
8,410 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 81,661
24,023 First Trust High Income Long/Short
Fund 323,350
18,733 Invesco Dynamic Credit
Opportunities Fund
c
218,008
5,114 Invesco Senior Loan ETF 111,332
20,000 iShares S&P U.S. Preferred Stock
Index Fund
h
728,400
69,550 Nuveen Credit Strategies Income
Fund 429,819
8,850 Nuveen Preferred Income
Opportunities Fund 75,933
10,300 Nuveen Quality Preferred Income
Fund II 86,520
31,532 PGIM Global High Yield Fund, Inc. 421,583
29,708 PGIM High Yield Bond Fund, Inc. 426,310
9,727 Pimco Dynamic Income Fund 237,047
541,040 SPDR Blackstone Senior Loan
ETF
h
24,325,158
40,611 SPDR Bloomberg High Yield Bond
ETF
h
4,162,628
209,196 SPDR Bloomberg Short Term High
Yield Bond ETF 5,489,303
5,767 Tri-Continental Corporation 177,854
3,505 Vanguard Intermediate-Term
Corporate Bond ETF 301,570
11,900 Vanguard Short-Term Corporate
Bond ETF
h
929,271
18,600 Virtus AllianzGI Convertible &
Income Fund 93,558
3,000 Virtus AllianzGI Equity &
Convertible Income Fund 81,420
19,603 Virtus Dividend, Interest &
Premium Strategy Fund 282,087
33,594 Voya Global Equity Dividend &
Premium Opportunity Fund 196,861

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (14.2%) Value
Unaffiliated  (3.4%)- continued
55,145 Western Asset High Income
Opportunity Fund, Inc. $ 246,498
Total 43,108,128
Affiliated  (10.8%)
11,501,788 Thrivent Core Emerging Markets
Debt Fund 99,490,468
3,626,025 Thrivent Core International Equity
Fund 36,659,117
Total 136,149,585
Total Registered Investment
Companies (cost $190,105,992) 179,257,713
Shares
Collateral Held for Securities
Loaned ( 3.1% ) Value
38,676,033 Thrivent Cash Management Trust 38,676,033
Total Collateral Held for
Securities Loaned
(cost $38,676,033) 38,676,033
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.1%)
35,275 AT&T, Inc., 4.750%
i
771,817
5,017 Paramount Global, Convertible,
5.750% 278,694
15,250 Telephone and Data Systems, Inc.,
6.000%
i
352,428
Total 1,402,939
Consumer Staples (<0.1%)
5,650 CHS, Inc., 6.750%
b,i
148,539
Total 148,539
Energy (0.1%)
38,460 Crestwood Equity Partners, LP,
9.250%
i
369,216
6,975 Energy Transfer, LP, 7.600%
b,i
172,701
6,317 NuStar Logistics, LP, 6.975%
b
157,988
Total 699,905
Financials (0.7%)
10,000 Aegon Funding Corporation II,
5.100%
h
242,900
20,000 Allstate Corporation, 5.100%
h,i
496,800
15,000 Bank of America Corporation,
4.250%
i
323,850
7,750 Bank of America Corporation,
5.375%
i
195,920
303 Bank of America Corporation,
Convertible, 7.250%
i
397,687
19,925 Capital One Financial Corporation,
5.000%
i
459,670
12,970 Cobank ACB, 6.250%
b,i
1,311,656
21,500 Equitable Holdings, Inc., 5.250%
i
507,185
585 First Horizon Bank, 3.750%
b,f,i
508,950
12,500 First Republic Bank, 4.500%
i
276,000
23,000 J.P. Morgan Chase & Company,
4.200%
i
484,840
16,250 J.P. Morgan Chase & Company,
4.750%
i
372,938
12,800 J.P. Morgan Chase & Company,
5.750%
i
328,832
22,400 Morgan Stanley, 5.850%
b,i
585,760
Shares Preferred Stock (1.3%) Value
Financials (0.7%) - continued
13,084 Morgan Stanley, 7.125%
b,i
$ 348,950
3,900 Regions Financial Corporation,
5.700%
b,h,i
101,673
3,500 Synovus Financial Corporation,
5.875%
b,i
91,700
19,200 Truist Financial Corporation,
4.750%
i
439,488
21,000 Wells Fargo & Company, 4.250%
i
434,490
465 Wells Fargo & Company,
Convertible, 7.500%
i
616,125
Total 8,525,414
Health Care (0.1%)
7,132 Becton, Dickinson and Company,
Convertible, 6.000%
h
376,712
5,652 Boston Scientific Corporation,
Convertible, 5.500% 658,119
207 Danaher Corporation, Convertible,
5.000%
h
326,903
Total 1,361,734
Industrials (<0.1%)
2,907 Stanley Black & Decker, Inc.,
Convertible, 5.250% 255,554
Total 255,554
Real Estate (<0.1%)
23,525 Public Storage, 4.125%
i
511,904
5,025 Public Storage, 4.625%
i
116,982
1,275 Public Storage, 4.700%
i
29,720
Total 658,606
Utilities (0.3%)
4,791 AES Corporation, Convertible,
6.875% 473,973
2,648 American Electric Power
Company, Inc., Convertible,
6.125%
h
147,944
23,000 CMS Energy Corporation, 4.200%
i
482,540
9,997 NextEra Energy, Inc., Convertible,
4.872% 617,715
2,421 NextEra Energy, Inc., Convertible,
5.279% 126,255
929 NiSource, Inc., Convertible,
7.750% 110,532
25,600 Southern Company, 4.950% 617,728
13,347 Southern Company, Convertible,
6.750% 728,880
Total 3,305,567
Total Preferred Stock
(cost $17,104,592) 16,358,258
Shares or
Principal
Amount Short-Term Investments ( 26.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.134%, 4/6/2022
l,m
99,998
600,000 0.170%, 4/20/2022
l,m
599,946
400,000 0.240%, 5/4/2022
l,m
399,846
800,000 0.315%, 5/24/2022
l,m
799,507
400,000 0.380%, 6/3/2022
l,m
399,568

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (26.4%) Value
Thrivent Core Short-Term Reserve
Fund
32,236,639 0.660% $ 322,366,393
U.S. Treasury Bills
4,500,000 0.110%, 4/14/2022
l,n
4,499,770
2,000,000 0.295%, 5/5/2022
l,n
1,999,721
1,000,000 0.525%, 6/23/2022
l,n
998,925
Total Short-Term Investments
(cost $332,146,978) 332,163,674
Total Investments (cost
$1,548,145,435) 125.1% $1,574,136,732
Other Assets and Liabilities, Net
(25.1%) (315,693,940)
Total Net Assets 100.0% $1,258,442,792
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $202,362,336 or 16.1%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At March 31, 2022, $5,869,936 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 6,895,233
Common Stock 30,728,574
Total lending $37,623,807
Gross amount payable upon return of
collateral for securities loaned $38,676,033
Net amounts due to counterparty $1,052,226
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 6,609,035 – 4,487,779 2,121,256
Capital Goods 23,027,957 – 19,454,672 3,573,285
Communications Services 15,916,485 – 15,062,437 854,048
Consumer Cyclical 16,591,699 – 14,768,854 1,822,845
Consumer Non-Cyclical 16,794,926 – 14,982,797 1,812,129
Energy 2,358,814 – 2,358,814 –
Financials 5,029,482 – 4,378,722 650,760
Technology 11,379,200 – 11,379,200 –
Transportation 6,096,263 – 6,096,263 –
Utilities 4,577,768 – 4,577,768 –
Long-Term Fixed Income
Asset-Backed Securities 37,743,062 – 37,743,062 –
Basic Materials 11,570,460 – 11,570,460 –
Capital Goods 21,880,351 – 21,880,351 –
Collateralized Mortgage Obligations 48,105,556 – 48,105,556 –
Commercial Mortgage-Backed Securities 9,481,812 – 9,481,812 –
Communications Services 28,381,147 – 28,381,147 –
Consumer Cyclical 42,425,431 – 42,425,431 –
Consumer Non-Cyclical 34,401,473 – 34,401,473 –
Energy 31,056,479 – 31,056,479 –
Financials 89,160,473 – 89,160,473 –
Foreign Government 172,279 – 172,279 –
Mortgage-Backed Securities 277,615,556 – 277,615,556 –
Technology 19,487,164 – 19,341,236 145,928
Transportation 10,231,496 – 10,231,496 –
U.S. Government & Agencies 28,351,743 – 28,351,743 –
Utilities 13,985,942 – 13,985,942 –
Common Stock
Communications Services 13,523,682 13,442,882 – 80,800
Consumer Discretionary 21,948,682 21,768,998 179,684 –
Consumer Staples 7,732,524 7,732,524 – –
Energy 9,043,639 9,043,639 – –
Financials 28,228,984 27,740,023 488,961 –
Health Care 24,606,613 24,606,613 – –
Industrials 23,031,544 22,567,955 463,589 –
Information Technology 44,267,519 43,537,354 730,165 –
Materials 7,720,038 7,340,714 379,324 –
Real Estate 7,473,134 7,473,134 – –
Utilities 7,672,642 7,672,642 – –
Registered Investment Companies
Unaffiliated 43,108,128 42,890,120 – 218,008
Preferred Stock
Communications Services 1,402,939 1,402,939 – –
Consumer Staples 148,539 148,539 – –
Energy 699,905 699,905 – –
Financials 8,525,414 8,016,464 508,950 –
Health Care 1,361,734 1,361,734 – –
Industrials 255,554 255,554 – –
Real Estate 658,606 658,606 – –
Utilities 3,305,567 3,305,567 – –
Short-Term Investments 9,797,281 – 9,797,281 –
Subtotal Investments in Securities $1,076,944,721 $251,665,906 $813,999,756 $11,279,059
Other Investments  * Total
Affiliated Registered Investment Companies 136,149,585
Affiliated Short-Term Investments 322,366,393
Collateral Held for Securities Loaned 38,676,033
Subtotal Other Investments $497,192,011
Total Investments at Value $1,574,136,732

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,566,862 2,566,862 – –
Total Asset Derivatives $2,566,862 $2,566,862 $– $–
Liability Derivatives
Futures Contracts 1,724,798 1,724,798 – –
Total Liability Derivatives $1,724,798 $1,724,798 $– $–
The following table presents Diversified Income Plus Fund's futures contracts held as of March 31, 2022. Investments and/or cash totaling
$2,370,864 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 41 June 2022 $ 6,345,525 ( $ 192,963)
CME E-mini S&P 500 Index 91 June 2022 19,345,758 1,269,154
CME Ultra Long Term U.S. Treasury Bond 88 June 2022 16,217,042 (630,042)
ICE mini MSCI EAFE Index 40 June 2022 4,047,322 241,478
Ultra 10-Yr. U.S. Treasury Note 33 June 2022 4,622,942 (152,474)
Total Futures Long Contracts $ 50,578,589 $ 535,153
CBOT 10-Yr. U.S. Treasury Note (17) June 2022 ( $ 2,148,586) $ 59,711
CBOT 2-Yr. U.S. Treasury Note (163) June 2022 (34,820,979) 277,713
CBOT 5-Yr. U.S. Treasury Note (253) June 2022 (29,734,743) 718,806
CME E-mini Russell 2000 Index (252) June 2022 (25,287,321) (749,319)
Total Futures Short Contracts ( $ 91,991,629) $306,911
Total Futures Contracts ( $ 41,413,040) $842,064

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $107,986 $2,293 $– $99,490 11,502 7.9%
Core International Equity 39,524 – – 36,659 3,626 2.9
Total Affiliated Registered Investment
Companies 147,510 136,149 10.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 337,710 78,841 94,185 322,366 32,237 25.6
Total Affiliated Short-Term Investments 337,710 322,366 25.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,955 143,329 121,608 38,676 38,676 3.1
Total Collateral Held for Securities Loaned 16,955 38,676 3.1
Total Value $502,175 $497,191
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(10,789) $– $1,294
Core International Equity – (2,865) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 0 0 – 261
Total Income/Non Income Cash from Affiliated Investments $1,555
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 63
Total Affiliated Income from Securities Loaned, Net $63
Total $0 $(13,654) $–

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 63.0% ) Value
Basic Materials (1.9%)
Alcoa Nederland Holding BV
$ 105,000 5.500%,  12/15/2027
a
$ 108,683
Chemours Company
60,000 5.750%,  11/15/2028
a
58,297
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 51,286
40,000 4.625%,  3/1/2029
a
39,452
45,000 4.875%,  3/1/2031
a
44,494
Consolidated Energy Finance SA
113,000 5.625%,  10/15/2028
a
104,525
First Quantum Minerals, Ltd.
104,000 6.875%,  10/15/2027
a
108,940
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 89,907
37,000 4.250%,  3/1/2030 37,247
Hecla Mining Company
25,000 7.250%,  2/15/2028 26,191
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
43,725
Ingevity Corporation
85,000 3.875%,  11/1/2028
a
76,826
Mercer International, Inc.
45,000 5.125%,  2/1/2029 43,425
Novelis Corporation
35,000 3.250%,  11/15/2026
a
33,435
20,000 4.750%,  1/30/2030
a
19,417
15,000 3.875%,  8/15/2031
a
13,720
OCI NV
35,000 4.625%,  10/15/2025
a
35,262
Olin Corporation
76,000 5.125%,  9/15/2027 75,756
25,000 5.625%,  8/1/2029 25,312
SCIL USA Holdings, LLC
63,000 5.375%,  11/1/2026
a
57,960
SPCM SA
50,000 3.375%,  3/15/2030
a
43,895
SunCoke Energy, Inc.
56,000 4.875%,  6/30/2029
a
52,795
Taseko Mines, Ltd.
42,000 7.000%,  2/15/2026
a
43,250
Unifrax Escrow Issuer Corporation
44,000 5.250%,  9/30/2028
a
40,873
United States Steel Corporation
115,000 6.875%,  3/1/2029
b
119,600
Total 1,394,273
Capital Goods (3.6%)
AECOM
115,000 5.125%,  3/15/2027 117,614
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
65,162
15,000 4.625%,  5/15/2030
a
14,216
Ardagh Packaging Finance plc
50,000 5.250%,  8/15/2027
a
46,219
Bombardier, Inc.
30,000 7.125%,  6/15/2026
a
29,400
40,000 7.875%,  4/15/2027
a
39,165
70,000 6.000%,  2/15/2028
a
65,607
Brand Industrial Services, Inc.
35,000 8.500%,  7/15/2025
a
32,553
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
24,590
Principal
Amount Long-Term Fixed Income (63.0%) Value
Capital Goods (3.6%) - continued
Chart Industries, Inc., Convertible
$ 6,000 1.000%,  11/15/2024
a
$ 17,655
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a,c
8,090
17,000 8.750%,  4/15/2030
a,c
16,001
Coinbase Global, Inc.
26,000 3.375%,  10/1/2028
a
22,969
Cornerstone Building Brands, Inc.
60,000 6.125%,  1/15/2029
a
55,683
Covanta Holding Corporation
31,000 5.000%,  9/1/2030 29,372
Covert Mergeco, Inc.
21,000 4.875%,  12/1/2029
a
20,049
CP Atlas Buyer, Inc.
40,000 7.000%,  12/1/2028
a
34,106
Crown Cork & Seal Company, Inc.
48,000 7.375%,  12/15/2026 54,165
General Electric Company
220,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
d,e
210,925
GFL Environmental, Inc.
62,000 4.000%,  8/1/2028
a
57,040
60,000 3.500%,  9/1/2028
a
56,331
H&E Equipment Services, Inc.
114,000 3.875%,  12/15/2028
a
106,875
Howard Midstream Energy
Partners, LLC
54,000 6.750%,  1/15/2027
a
52,920
Howmet Aerospace, Inc.
2,000 6.875%,  5/1/2025 2,172
44,000 3.000%,  1/15/2029 40,177
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
a
28,875
35,000 4.875%,  12/15/2027
a
33,512
KBR, Inc., Convertible
31,000 2.500%,  11/1/2023 67,270
Mauser Packaging Solutions
Holding Company
30,000 5.500%,  4/15/2024
a
29,881
70,000 7.250%,  4/15/2025
a
69,378
Meritor, Inc.
35,000 4.500%,  12/15/2028
a
35,089
MIWD Holdco II, LLC
64,000 5.500%,  2/1/2030
a
59,760
Nesco Holdings II, Inc.
30,000 5.500%,  4/15/2029
a
29,475
New Enterprise Stone and Lime
Company, Inc.
89,000 5.250%,  7/15/2028
a
85,563
OI European Group BV
85,000 4.750%,  2/15/2030
a
78,982
Owens-Brockway Glass Container,
Inc.
45,000 5.875%,  8/15/2023
a
45,974
Pactiv Evergreen Group
40,000 4.375%,  10/15/2028
a
36,752
Patrick Industries, Inc., Convertible
13,000 1.000%,  2/1/2023 12,915
PGT Innovations, Inc.
50,000 4.375%,  10/1/2029
a
46,625
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
a
103,557

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.0%) Value
Capital Goods (3.6%) - continued
Standard Industries, Inc.
$ 95,000 4.375%,  7/15/2030
a
$ 87,016
Sunpower Corporation,
Convertible
9,000 4.000%,  1/15/2023 10,192
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
a
29,810
TransDigm, Inc.
25,000 6.250%,  3/15/2026
a
25,666
205,000 5.500%,  11/15/2027 203,463
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 71,106
30,000 4.000%,  7/15/2030 28,690
Vertiv Group Corporation
19,000 4.125%,  11/15/2028
a
17,340
Victors Merger Corporation
30,000 6.375%,  5/15/2029
a
24,558
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
14,176
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
a
106,214
Total 2,600,895
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
15,994
3.753%,  11/19/2035, Ser.
2005-AR6, Class 1A1
d
15,960
Residential Accredit Loans, Inc.
Trust
47,780
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 44,444
Total 60,404
Communications Services (4.9%)
Altice France SA
60,000 5.125%,  7/15/2029
a
53,775
197,000 5.500%,  10/15/2029
a
176,764
Cable One, Inc., Convertible
63,000 1.125%,  3/15/2028 56,322
CCO Holdings, LLC
32,000 5.500%,  5/1/2026
a
32,449
10,000 5.125%,  5/1/2027
a
10,015
30,000 4.750%,  3/1/2030
a
28,807
115,000 4.500%,  8/15/2030
a
107,904
147,000 4.750%,  2/1/2032
a
136,892
55,000 4.250%,  1/15/2034
a
47,767
Cengage Learning, Inc.
58,000 9.500%,  6/15/2024
a
57,855
Clear Channel Worldwide
Holdings, Inc.
90,000 7.750%,  4/15/2028
a
90,471
Consolidated Communications,
Inc.
50,000 5.000%,  10/1/2028
a
43,029
CSC Holdings, LLC
110,000 5.375%,  2/1/2028
a
106,762
61,000 4.125%,  12/1/2030
a
53,489
Cumulus Media New Holdings,
Inc.
45,000 6.750%,  7/1/2026
a,b
45,011
DIRECTV Holdings, LLC
65,000 5.875%,  8/15/2027
a
63,944
Principal
Amount Long-Term Fixed Income (63.0%) Value
Communications Services (4.9%) - continued
DISH DBS Corporation
$ 21,000 5.250%,  12/1/2026
a
$ 20,003
21,000 7.375%,  7/1/2028 19,897
58,000 5.750%,  12/1/2028
a
54,883
Entercom Media Corporation
74,000 6.500%,  5/1/2027
a
69,431
Frontier Communications
Holdings, LLC
57,000 5.875%,  10/15/2027
a
56,618
GCI, LLC
75,000 4.750%,  10/15/2028
a
73,220
Gray Escrow II, Inc.
140,000 5.375%,  11/15/2031
a
133,870
Gray Television, Inc.
50,000 4.750%,  10/15/2030
a
46,438
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 20,732
iHeartCommunications, Inc.
45,000 4.750%,  1/15/2028
a
42,975
Iliad Holding SASU
30,000 6.500%,  10/15/2026
a
30,081
LCPR Senior Secured Financing
DAC
40,000 6.750%,  10/15/2027
a
41,092
Level 3 Financing, Inc.
100,000 4.625%,  9/15/2027
a
94,133
70,000 4.250%,  7/1/2028
a
64,261
Lions Gate Capital Holdings, LLC
23,000 5.500%,  4/15/2029
a
22,166
Nexstar Escrow Corporation
85,000 5.625%,  7/15/2027
a
86,037
Paramount Global
200,000 6.375%,  3/30/2062
d
201,900
Radiate Holdco, LLC
35,000 6.500%,  9/15/2028
a
33,097
Rogers Communications, Inc.
180,000 5.250%,  3/15/2082
a,d
176,323
Scripps Escrow II, Inc.
50,000 5.375%,  1/15/2031
a
47,875
Scripps Escrow, Inc.
35,000 5.875%,  7/15/2027
a
35,027
Sinclair Television Group, Inc.
105,000 5.500%,  3/1/2030
a
90,873
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
a
84,788
25,000 4.000%,  7/15/2028
a
23,750
30,000 4.125%,  7/1/2030
a
28,085
Sprint Capital Corporation
83,000 6.875%,  11/15/2028 96,171
56,000 8.750%,  3/15/2032 75,432
Sprint Corporation
155,000 7.625%,  2/15/2025 168,950
TEGNA, Inc.
79,000 4.625%,  3/15/2028 78,583
Telesat Canada
20,000 4.875%,  6/1/2027
a
14,571
10,000 6.500%,  10/15/2027
a
4,895
Terrier Media Buyer, Inc.
35,000 8.875%,  12/15/2027
a
35,613
T-Mobile USA, Inc.
70,000 2.875%,  2/15/2031 63,065

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.0%) Value
Communications Services (4.9%) - continued
United States Cellular Corporation
$ 35,000 6.700%,  12/15/2033 $ 38,478
Uniti Fiber Holdings, Inc.,
Convertible
9,000 4.000%,  6/15/2024
a
12,035
Uniti Group, LP
15,000 4.750%,  4/15/2028
a
14,156
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
24,000
Vodafone Group plc
88,000 7.000%,  4/4/2079
d
97,171
VTR Finance NV
40,000 6.375%,  7/15/2028
a
38,750
VZ Secured Financing BV
81,000 5.000%,  1/15/2032
a
75,735
Zayo Group Holdings, Inc.
31,000 4.000%,  3/1/2027
a
28,527
Total 3,574,943
Consumer Cyclical (6.6%)
1011778 B.C., ULC
105,000 4.375%,  1/15/2028
a
100,800
Allen Media, LLC
45,000 10.500%,  2/15/2028
a
44,338
Allied Universal Finance
Corporation
30,000 4.625%,  6/1/2028
a
28,041
Allied Universal Holdco, LLC
25,000 6.625%,  7/15/2026
a
25,296
85,000 4.625%,  6/1/2028
a
80,316
35,000 6.000%,  6/1/2029
a
30,876
Allison Transmission, Inc.
60,000 4.750%,  10/1/2027
a
59,025
20,000 3.750%,  1/30/2031
a
18,143
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027 105,798
Arko Corporation
32,000 5.125%,  11/15/2029
a
29,120
Ashton Woods USA, LLC
30,000 4.625%,  8/1/2029
a
26,455
BellRing Brands, Inc.
66,000 7.000%,  3/15/2030
a
67,402
Bloomin' Brands, Inc., Convertible
9,000 5.000%,  5/1/2025 18,139
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
48,187
Boyne USA, Inc.
40,000 4.750%,  5/15/2029
a
38,400
Brookfield Property REIT, Inc.
33,000 5.750%,  5/15/2026
a
32,701
Brookfield Residential Properties,
Inc.
85,000 6.250%,  9/15/2027
a
83,221
65,000 5.000%,  6/15/2029
a
59,021
Burlington Stores, Inc., Convertible
27,000 2.250%,  4/15/2025 30,831
Caesars Entertainment, Inc.
71,000 6.250%,  7/1/2025
a
73,303
45,000 8.125%,  7/1/2027
a
48,215
70,000 4.625%,  10/15/2029
a
65,450
Carnival Corporation
105,000 7.625%,  3/1/2026
a
105,686
Principal
Amount Long-Term Fixed Income (63.0%) Value
Consumer Cyclical (6.6%) - continued
$ 75,000 5.750%,  3/1/2027
a
$ 71,525
60,000 6.000%,  5/1/2029
a
56,540
Cedar Fair, LP
24,000 5.375%,  4/15/2027 23,760
101,000 5.250%,  7/15/2029 99,487
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
24,250
Cinemark USA, Inc.
67,000 5.875%,  3/15/2026
a
64,990
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
15,563
Cushman & Wakefield US
Borrower, LLC
30,000 6.750%,  5/15/2028
a
31,350
Dana, Inc.
55,000 5.625%,  6/15/2028 55,577
Dick's Sporting Goods, Inc.,
Convertible
11,000 3.250%,  4/15/2025 34,231
Empire Communities Corporation
75,000 7.000%,  12/15/2025
a
74,100
Expedia Group, Inc., Convertible
21,000 Zero Coupon,  2/15/2026
b
25,542
Ford Motor Company
30,000 3.250%,  2/12/2032 26,794
Ford Motor Company, Convertible
71,000 Zero Coupon,  3/15/2026 83,922
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 104,684
139,000 2.300%,  2/10/2025 131,941
75,000 4.134%,  8/4/2025 74,916
85,000 2.700%,  8/10/2026 79,051
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
37,300
Gap, Inc.
15,000 3.625%,  10/1/2029
a
13,365
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
d,e
52,385
Goodyear Tire & Rubber Company
40,000 5.000%,  7/15/2029
a
37,262
20,000 5.250%,  7/15/2031
a
18,494
Guitar Center Escrow Issuer II, Inc.
15,000 8.500%,  1/15/2026
a
15,305
Hanesbrands, Inc.
43,000 4.875%,  5/15/2026
a
43,246
Herc Holdings, Inc.
45,000 5.500%,  7/15/2027
a
45,630
Hilton Domestic Operating
Company, Inc.
30,000 4.875%,  1/15/2030 29,932
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
a
85,887
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 70,472
International Game Technology plc
81,000 5.250%,  1/15/2029
a
80,797
Jacobs Entertainment, Inc.
32,000 6.750%,  2/15/2029
a
32,159
KB Home
45,000 4.800%,  11/15/2029 43,437

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.0%) Value
Consumer Cyclical (6.6%) - continued
L Brands, Inc.
$ 120,000 6.625%,  10/1/2030
a
$ 126,000
10,000 6.875%,  11/1/2035 10,300
Macy's Retail Holdings, LLC
70,000 5.875%,  4/1/2029
a
69,825
Magic MergerCo, Inc.
40,000 5.250%,  5/1/2028
a
36,724
Mattamy Group Corporation
102,000 5.250%,  12/15/2027
a
100,683
MGM Resorts International
15,000 6.000%,  3/15/2023 15,341
110,000 5.500%,  4/15/2027 111,100
NCL Corporation, Ltd.
25,000 5.875%,  2/15/2027
a
24,625
Penn National Gaming, Inc.
55,000 4.125%,  7/1/2029
a
49,236
PetSmart, Inc.
65,000 4.750%,  2/15/2028
a
62,816
72,000 7.750%,  2/15/2029
a
74,340
Prime Security Services Borrower,
LLC
160,000 5.750%,  4/15/2026
a
163,228
Real Hero Merger Sub 2, Inc.
35,000 6.250%,  2/1/2029
a
31,890
Realogy Group, LLC
55,000 5.750%,  1/15/2029
a
51,838
Rite Aid Corporation
29,000 7.500%,  7/1/2025
a
27,047
Royal Caribbean Cruises, Ltd.
91,000 9.125%,  6/15/2023
a
94,754
90,000 4.250%,  7/1/2026
a
83,717
16,000 5.375%,  7/15/2027
a
15,372
30,000 5.500%,  4/1/2028
a
28,599
Scientific Games International, Inc.
65,000 7.250%,  11/15/2029
a
68,088
34,000 6.625%,  3/1/2030
a
33,517
SeaWorld Parks and
Entertainment, Inc.
24,000 5.250%,  8/15/2029
a
22,890
Service Properties Trust
66,000 7.500%,  9/15/2025 69,237
Six Flags Theme Parks, Inc.
35,000 7.000%,  7/1/2025
a
36,531
Staples, Inc.
47,000 7.500%,  4/15/2026
a
45,642
49,000 10.750%,  4/15/2027
a
43,610
Station Casinos, LLC
39,000 4.625%,  12/1/2031
a
35,673
Tenneco, Inc.
85,000 5.000%,  7/15/2026 83,619
Travel + Leisure Company
45,000 6.625%,  7/31/2026
a
46,913
TripAdvisor, Inc., Convertible
8,000 0.250%,  4/1/2026
a
6,752
Uber Technologies, Inc.
35,000 6.250%,  1/15/2028
a,b
36,188
Vail Resorts, Inc., Convertible
11,000 Zero Coupon,  1/1/2026 10,653
Wabash National Corporation
51,000 4.500%,  10/15/2028
a
45,900
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
a
28,875
Principal
Amount Long-Term Fixed Income (63.0%) Value
Consumer Cyclical (6.6%) - continued
Yum! Brands, Inc.
$ 75,000 4.750%,  1/15/2030
a
$ 73,547
ZF North America Capital, Inc.
35,000 4.750%,  4/29/2025
a
35,122
Total 4,802,850
Consumer Non-Cyclical (4.7%)
Albertson's Companies, Inc.
69,000 3.500%,  3/15/2029
a
62,270
Bausch Health Companies, Inc.
210,000 5.000%,  1/30/2028
a
172,950
105,000 5.000%,  2/15/2029
a
81,796
Centene Corporation
85,000 4.250%,  12/15/2027 85,319
85,000 4.625%,  12/15/2029 85,688
65,000 3.000%,  10/15/2030 59,701
Central Garden & Pet Company
65,000 4.125%,  10/15/2030 58,662
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
a
30,553
40,000 6.000%,  1/15/2029
a
40,418
121,000 6.875%,  4/15/2029
a
118,882
Coty, Inc.
55,000 5.000%,  4/15/2026
a
53,556
DaVita, Inc.
105,000 4.625%,  6/1/2030
a
98,049
Edgewell Personal Care Company
45,000 5.500%,  6/1/2028
a
44,775
Embecta Corporation
20,000 6.750%,  2/15/2030
a
20,050
Encompass Health Corporation
100,000 4.500%,  2/1/2028 98,000
Endo Finance, LLC
20,000 9.500%,  7/31/2027
a
17,550
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
13,624
40,000 4.375%,  3/31/2029
a
35,019
HCA, Inc.
263,000 5.375%,  2/1/2025 273,652
HFC Prestige Products, Inc.
64,000 4.750%,  1/15/2029
a
59,719
HLF Financing SARL, LLC
117,000 4.875%,  6/1/2029
a
102,629
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,586
Jazz Investments I, Ltd.,
Convertible
41,000 2.000%,  6/15/2026 49,709
JBS USA, LLC
95,000 6.500%,  4/15/2029
a
100,700
Kraft Foods Group, Inc.
19,000 5.000%,  6/4/2042 20,294
Kraft Heinz Foods Company
194,000 3.750%,  4/1/2030 193,168
Mattel, Inc.
85,000 3.375%,  4/1/2026
a
83,222
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
a
89,066
Mozart Debt Merger Sub, Inc.
66,000 3.875%,  4/1/2029
a
61,050
102,000 5.250%,  10/1/2029
a
94,826

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.0%) Value
Consumer Non-Cyclical (4.7%) - continued
Ortho-Clinical Diagnostics, Inc.
$ 35,000 7.250%,  2/1/2028
a
$ 36,050
Owens & Minor, Inc.
42,000 6.625%,  4/1/2030
a
43,218
Par Pharmaceutical, Inc.
85,000 7.500%,  4/1/2027
a
79,318
Pilgrim's Pride Corporation
41,000 3.500%,  3/1/2032
a
35,792
Post Holdings, Inc.
20,000 5.500%,  12/15/2029
a
19,244
46,000 4.500%,  9/15/2031
a
40,756
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,d,e
45,045
Scotts Miracle-Gro Company
60,000 4.500%,  10/15/2029 56,250
SEG Holding, LLC
100,000 5.625%,  10/15/2028
a
100,000
Simmons Foods, Inc.
98,000 4.625%,  3/1/2029
a
91,875
Spectrum Brands, Inc.
45,000 5.000%,  10/1/2029
a
42,332
10,000 5.500%,  7/15/2030
a
9,600
Syneos Health, Inc.
50,000 3.625%,  1/15/2029
a
46,188
Teleflex, Inc.
61,000 4.250%,  6/1/2028
a
59,399
Tenet Healthcare Corporation
12,000 4.625%,  7/15/2024 12,052
155,000 5.125%,  11/1/2027
a
155,729
62,000 6.125%,  10/1/2028
a
63,008
Teva Pharmaceutical Finance
Netherlands III BV
55,000 3.150%,  10/1/2026 49,796
TreeHouse Foods, Inc.
26,000 4.000%,  9/1/2028 22,015
United Natural Foods, Inc.
24,000 6.750%,  10/15/2028
a
24,600
Valeant Pharmaceuticals
International, Inc.
31,000 8.500%,  1/31/2027
a
30,915
Winnebago Industries, Inc.,
Convertible
18,000 1.500%,  4/1/2025 19,629
Total 3,391,294
Energy (5.7%)
Antero Resources Corporation
65,000 5.375%,  3/1/2030
a
66,381
Archrock Partners, LP/Archrock
Partners Finance Corporation
65,000 6.250%,  4/1/2028
a
64,063
BP Capital Markets plc
314,000 4.875%,  3/22/2030
d,e
314,785
Buckeye Partners, LP
65,000 3.950%,  12/1/2026 63,521
Callon Petroleum Company
45,000 8.250%,  7/15/2025 45,450
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 30,150
18,000 3.250%,  1/31/2032
a
16,367
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 20,067
Principal
Amount Long-Term Fixed Income (63.0%) Value
Energy (5.7%) - continued
Chesapeake Energy Corporation
$ 40,000 6.750%,  4/15/2029
a
$ 42,365
CNX Resources Corporation
40,000 6.000%,  1/15/2029
a
40,400
CNX Resources Corporation,
Convertible
29,000 2.250%,  5/1/2026 50,213
Comstock Resources, Inc.
20,000 6.750%,  3/1/2029
a
20,632
30,000 5.875%,  1/15/2030
a
29,559
CQP Holdco, LP
41,000 5.500%,  6/15/2031
a
40,278
DT Midstream, Inc.
80,000 4.125%,  6/15/2029
a
76,704
10,000 4.375%,  6/15/2031
a
9,575
Enbridge, Inc.
187,000 6.250%,  3/1/2078
d
193,579
52,000 5.750%,  7/15/2080
d
53,820
Endeavor Energy Resources, LP
45,000 5.750%,  1/30/2028
a
46,519
Energy Transfer, LP
135,000 6.750%,  5/15/2025
d,e
131,287
EnLink Midstream Partners, LP
65,000 4.850%,  7/15/2026 65,000
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
d
67,099
EQT Corporation
10,000 3.125%,  5/15/2026
a
9,713
78,000 3.900%,  10/1/2027 77,774
EQT Corporation, Convertible
28,000 1.750%,  5/1/2026 66,360
Ferrellgas, LP
39,000 5.375%,  4/1/2026
a
36,826
Genesis Energy, LP
10,000 6.500%,  10/1/2025 9,863
35,000 8.000%,  1/15/2027 36,005
Harvest Midstream, LP
92,000 7.500%,  9/1/2028
a
93,967
Hess Midstream Operations, LP
40,000 5.625%,  2/15/2026
a
41,038
Hilcorp Energy I, LP
75,000 5.750%,  2/1/2029
a
75,045
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
50,805
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
a
110,692
MPLX, LP
140,000 6.875%,  2/15/2023
d,e
137,200
Murphy Oil Corporation
40,000 5.875%,  12/1/2027 40,700
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
a
85,000
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
80,000 7.500%,  2/1/2026
a
78,695
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,150
NuStar Logistics, LP
50,000 5.750%,  10/1/2025 50,937
Oasis Petroleum, Inc.
45,000 6.375%,  6/1/2026
a
46,125

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.0%) Value
Energy (5.7%) - continued
Occidental Petroleum Corporation
$ 65,000 8.500%,  7/15/2027 $ 76,942
20,000 6.450%,  9/15/2036 23,494
PBF Holding Company, LLC
25,000 9.250%,  5/15/2025
a
25,755
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 16,622
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
d,e
50,880
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
50,750
Range Resources Corporation
67,000 4.750%,  2/15/2030
a
66,543
SM Energy Company
53,000 6.625%,  1/15/2027 54,333
20,000 6.500%,  7/15/2028 20,639
Southwestern Energy Company
25,000 5.375%,  2/1/2029 25,313
55,000 5.375%,  3/15/2030 55,892
25,000 4.750%,  2/1/2032 24,969
Summit Midstream Holdings, LLC
46,000 8.500%,  10/15/2026
a
43,862
Sunoco, LP
40,000 6.000%,  4/15/2027 40,750
10,000 5.875%,  3/15/2028 10,100
35,000 4.500%,  4/30/2030
a
32,245
Tallgrass Energy Finance
Corporation
108,000 5.500%,  1/15/2028
a
104,490
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
30,450
TransCanada Trust
100,000 5.600%,  3/7/2082
d
101,097
135,000 5.625%,  5/20/2075
d
135,041
165,000 5.300%,  3/15/2077
d
162,525
Transocean Proteus, Ltd.
10,000 6.250%,  12/1/2024
a
9,925
Transocean, Inc.
45,000 11.500%,  1/30/2027
a
46,463
USA Compression Partners, LP
55,000 6.875%,  4/1/2026 55,495
Venture Global Calcasieu Pass,
LLC
80,000 3.875%,  8/15/2029
a
77,770
25,000 4.125%,  8/15/2031
a
24,529
W&T Offshore, Inc.
19,000 9.750%,  11/1/2023
a
18,905
Weatherford International, Ltd.
51,000 8.625%,  4/30/2030
a
51,783
Western Midstream Operating, LP
109,000 3.950%,  6/1/2025 109,664
10,000 5.500%,  8/15/2048 9,875
Total 4,110,810
Financials (19.4%)
Air Lease Corporation
218,000 4.650%,  6/15/2026
d,e
195,655
Aircastle, Ltd.
135,000 5.250%,  6/15/2026
a,d,e
123,525
Alliant Holdings Intermediate, LLC
26,000 6.750%,  10/15/2027
a
25,686
Principal
Amount Long-Term Fixed Income (63.0%) Value
Financials (19.4%) - continued
Ally Financial, Inc.
$ 55,000 5.750%,  11/20/2025 $ 57,838
301,000 4.700%,  5/15/2026
d,e
283,334
85,000 4.700%,  5/15/2028
d,e
77,350
Altice Financing SA
15,000 5.750%,  8/15/2029
a
13,636
American Express Company
110,000 3.550%,  9/15/2026
d,e
100,243
American Finance Trust, Inc.
38,000 4.500%,  9/30/2028
a
34,205
AmWINS Group, Inc.
30,000 4.875%,  6/30/2029
a
28,801
Ares Capital Corporation,
Convertible
15,000 4.625%,  3/1/2024 16,936
BAC Capital Trust XIV
90,000
4.000%,  (LIBOR 3M +
0.400%), 4/18/2022
d,e
77,606
Banco Santander SA
120,000 4.750%,  11/12/2026
d,e
110,640
Bank of America Corporation
284,000 6.250%,  9/5/2024
d,e
293,571
110,000 6.100%,  3/17/2025
d,e
114,736
60,000 6.300%,  3/10/2026
d,e
63,807
240,000 4.375%,  1/27/2027
d,e
225,552
142,000 5.875%,  3/15/2028
d,e
143,392
Bank of New York Mellon
Corporation
142,000 4.700%,  9/20/2025
d,e
145,408
Bank of Nova Scotia
254,000 4.900%,  6/4/2025
d,e
254,000
Barclays plc
105,000 8.000%,  6/15/2024
d,e
110,932
75,000 4.375%,  3/15/2028
d,e
66,056
BNP Paribas SA
115,000 6.625%,  3/25/2024
a,d,e
118,795
CANPACK SA
95,000 3.125%,  11/1/2025
a
87,162
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
d,e
46,505
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
a
39,875
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
d,e
196,730
176,000 4.000%,  6/1/2026
d,e
168,520
140,000 5.000%,  6/1/2027
d,e
139,482
160,000 4.000%,  12/1/2030
d,e
143,699
Chobani, LLC
33,000 7.500%,  4/15/2025
a
31,904
60,000 4.625%,  11/15/2028
a
55,350
Citigroup, Inc.
100,000 5.950%,  1/30/2023
d,e
101,060
60,000 5.000%,  9/12/2024
d,e
59,400
200,000 5.950%,  5/15/2025
d,e
203,860
210,000 4.000%,  12/10/2025
d,e
201,600
255,000 3.875%,  2/18/2026
d,e
240,337
140,000 4.150%,  11/15/2026
d,e
131,162
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
d,e
100,925
Coinbase Global, Inc.
26,000 3.625%,  10/1/2031
a
22,165
Coinbase Global, Inc., Convertible
53,000 0.500%,  6/1/2026
a
49,343

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.0%) Value
Financials (19.4%) - continued
Comerica, Inc.
$ 22,000 5.625%,  7/1/2025
d,e
$ 22,825
Credit Acceptance Corporation
65,000 5.125%,  12/31/2024
a
65,233
Credit Agricole SA
52,000 6.875%,  9/23/2024
a,d,e
53,950
44,000 8.125%,  12/23/2025
a,d,e
48,924
200,000 4.750%,  3/23/2029
a,d,e
181,486
Credit Suisse Group AG
55,000 7.500%,  12/11/2023
a,d,e
56,856
55,000 7.250%,  9/12/2025
a,d,e
55,619
Dai-ichi Life Insurance Company,
Ltd.
275,000 5.100%,  10/28/2024
a,b,d,e
283,558
Deutsche Bank AG
275,000 6.000%,  10/30/2025
d,e
268,125
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
a
96,786
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 8,900
Fifth Third Bancorp
105,000 4.500%,  9/30/2025
d,e
103,162
Fortress Transportation and
Infrastructure Investors, LLC
20,000 6.500%,  10/1/2025
a
19,850
35,000 9.750%,  8/1/2027
a
36,567
25,000 5.500%,  5/1/2028
a
22,729
FTI Consulting, Inc., Convertible
21,000 2.000%,  8/15/2023 33,346
Genworth Mortgage Holdings, Inc.
31,000 6.500%,  8/15/2025
a
31,981
Global Net Lease, Inc.
90,000 3.750%,  12/15/2027
a
82,798
Goldman Sachs Group, Inc.
260,000 5.500%,  8/10/2024
d,e
265,278
140,000 4.400%,  2/10/2025
d,e
133,000
145,000 3.650%,  8/10/2026
d,e
132,675
130,000 4.125%,  11/10/2026
d,e
121,907
Hartford Financial Services Group,
Inc.
120,000
2.631%,  (LIBOR 3M +
2.125%), 2/12/2047
a,d
105,960
HSBC Holdings plc
46,000 6.375%,  3/30/2025
d,e
47,595
101,000 6.500%,  3/23/2028
d,e
102,767
110,000 4.600%,  12/17/2030
d,e
98,175
140,000 6.500%,  9/15/2037 170,473
HUB International, Ltd.
22,000 7.000%,  5/1/2026
a
22,254
34,000 5.625%,  12/1/2029
a
32,470
Huntington Bancshares, Inc.
130,000 4.450%,  10/15/2027
d,e
128,700
Icahn Enterprises, LP
83,000 4.750%,  9/15/2024 83,378
40,000 6.375%,  12/15/2025 40,300
25,000 6.250%,  5/15/2026 25,500
50,000 5.250%,  5/15/2027 49,071
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
49,437
iStar, Inc.
85,000 4.250%,  8/1/2025 83,619
Principal
Amount Long-Term Fixed Income (63.0%) Value
Financials (19.4%) - continued
iStar, Inc., Convertible
$ 18,000 3.125%,  9/15/2022 $ 30,564
J.P. Morgan Chase & Company
145,000
3.534%,  (LIBOR 3M +
3.320%), 7/1/2022
d,e
144,456
115,000 5.150%,  5/1/2023
d,e
115,575
50,000 6.000%,  8/1/2023
d,e
50,625
44,000 6.750%,  2/1/2024
d,e
45,917
470,000 5.000%,  8/1/2024
d,e
468,437
150,000 4.600%,  2/1/2025
d,e
144,563
100,000 3.650%,  6/1/2026
d,e
93,500
100,000
1.506%,  (LIBOR 3M +
1.000%), 5/15/2047
d
86,000
Jefferies Finance, LLC
65,000 5.000%,  8/15/2028
a
62,236
KKR Real Estate Finance Trust,
Inc., Convertible
6,000 6.125%,  5/15/2023 6,210
Lincoln National Corporation
100,000
2.826%,  (LIBOR 3M +
2.358%), 5/17/2022
d
82,530
Lloyds Banking Group plc
42,000 7.500%,  6/27/2024
d,e
44,099
LPL Holdings, Inc.
45,000 4.000%,  3/15/2029
a
42,704
M&T Bank Corporation
117,000 3.500%,  9/1/2026
d,e
105,151
MetLife, Inc.
140,000 3.850%,  9/15/2025
b,d,e
138,068
200,000 5.875%,  3/15/2028
d,e
200,222
MGM Growth Properties Operating
Partnership, LP
40,000 4.625%,  6/15/2025
a
40,300
50,000 4.500%,  9/1/2026 50,250
MPT Operating Partnership, LP
47,000 4.625%,  8/1/2029 46,530
Nationstar Mortgage Holdings,
Inc.
41,000 6.000%,  1/15/2027
a
41,722
NatWest Group plc
110,000 4.600%,  6/28/2031
d,e
96,800
Navient Corporation
45,000 5.500%,  1/25/2023 45,563
19,000 6.750%,  6/25/2025 19,519
15,000 5.000%,  3/15/2027 14,288
Nippon Life Insurance Company
205,000 2.900%,  9/16/2051
a,d
185,580
260,000 5.100%,  10/16/2044
a,d
267,475
129,000 3.400%,  1/23/2050
a,d
122,228
OneMain Finance Corporation
80,000 6.875%,  3/15/2025 84,122
40,000 7.125%,  3/15/2026 42,756
20,000 3.500%,  1/15/2027 18,500
35,000 6.625%,  1/15/2028 36,663
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
14,062
Pebblebrook Hotel Trust,
Convertible
19,000 1.750%,  12/15/2026 21,784
PennyMac Financial Services, Inc.
45,000 4.250%,  2/15/2029
a
38,610
Playtika Holding Corporation
50,000 4.250%,  3/15/2029
a
46,125

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.0%) Value
Financials (19.4%) - continued
PNC Financial Services Group,
Inc.
$ 110,000 3.400%,  9/15/2026
d,e
$ 99,055
PRA Group, Inc.
30,000 7.375%,  9/1/2025
a
31,263
Provident Financing Trust I
30,000 7.405%,  3/15/2038 35,175
Prudential Financial, Inc.
250,000 5.125%,  3/1/2052
d
252,725
150,000 5.625%,  6/15/2043
d
150,938
190,000 5.200%,  3/15/2044
d
189,531
25,000 3.700%,  10/1/2050
d
22,910
Radian Group, Inc.
45,000 4.875%,  3/15/2027 45,225
Regions Financial Corporation
104,000 5.750%,  6/15/2025
d,e
108,290
Rocket Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
a
41,123
Service Properties Trust
60,000 4.650%,  3/15/2024 57,752
40,000 4.750%,  10/1/2026 36,600
10,000 4.950%,  2/15/2027 9,241
20,000 5.500%,  12/15/2027 19,290
Societe Generale SA
44,000 8.000%,  9/29/2025
a,d,e
47,527
Standard Chartered plc
125,000 6.000%,  7/26/2025
a,d,e
128,906
Starwood Property Trust, Inc.,
Convertible
14,000 4.375%,  4/1/2023 14,298
Sumitomo Life Insurance Company
225,000 3.375%,  4/15/2081
a,d
216,270
Summit Hotel Properties, Inc.,
Convertible
12,000 1.500%,  2/15/2026 12,552
SVB Financial Group
150,000 4.000%,  5/15/2026
d,e
138,750
200,000 4.250%,  11/15/2026
d,e
185,000
Truist Financial Corporation
169,000 4.950%,  9/1/2025
d,e
173,056
110,000 5.100%,  3/1/2030
d,e
111,540
U.S. Bancorp
130,000 3.700%,  1/15/2027
d,e
117,650
UBS Group AG
250,000 4.875%,  2/12/2027
a,d,e
241,175
United Wholesale Mortgage, LLC
45,000 5.500%,  4/15/2029
a
40,096
USB Realty Corporation
170,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
a,d,e
141,525
VICI Properties, LP
55,000 4.250%,  12/1/2026
a
54,769
10,000 3.750%,  2/15/2027
a
9,725
45,000 4.625%,  12/1/2029
a
44,888
Wells Fargo & Company
215,000 3.900%,  3/15/2026
d,e
206,088
100,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
d
97,027
Total 14,039,731
Principal
Amount Long-Term Fixed Income (63.0%) Value
Technology (2.3%)
Akamai Technologies, Inc.,
Convertible
$ 21,000 0.125%,  5/1/2025 $ 27,594
21,000 0.375%,  9/1/2027 24,139
Black Knight InfoServ, LLC
54,000 3.625%,  9/1/2028
a
51,176
Block, Inc., Convertible
3,000 0.500%,  5/15/2023 5,438
CommScope Technologies
Finance, LLC
40,000 6.000%,  6/15/2025
a
37,884
CommScope, Inc.
70,000 7.125%,  7/1/2028
a
63,236
Gartner, Inc.
45,000 3.625%,  6/15/2029
a
42,187
80,000 3.750%,  10/1/2030
a
75,100
InterDigital, Inc., Convertible
7,000 2.000%,  6/1/2024 7,166
Iron Mountain, Inc.
50,000 5.000%,  7/15/2028
a
48,743
45,000 4.875%,  9/15/2029
a
42,834
45,000 5.250%,  7/15/2030
a
44,100
50,000 4.500%,  2/15/2031
a
46,175
Lumentum Holdings, Inc.,
Convertible
20,000 0.250%,  3/15/2024 33,050
Microchip Technology, Inc.,
Convertible
14,000 1.625%,  2/15/2027 30,021
Minerva Merger Sub, Inc.
56,000 6.500%,  2/15/2030
a
54,327
MSCI, Inc.
45,000 4.000%,  11/15/2029
a
43,703
NCR Corporation
135,000 6.125%,  9/1/2029
a
135,338
Nielsen Finance, LLC
10,000 4.500%,  7/15/2029
a
9,975
NortonLifeLock, Inc., Convertible
26,000 2.000%,  8/15/2022 34,255
Open Text Corporation
90,000 4.125%,  2/15/2030
a
85,338
Progress Software Corporation,
Convertible
3,000 1.000%,  4/15/2026
a
2,982
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,888
40,000 4.000%,  2/15/2028
a
38,971
Qorvo, Inc.
40,000 3.375%,  4/1/2031
a
36,374
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
56,397
Sabre GLBL, Inc., Convertible
3,000 4.000%,  4/15/2025 4,922
Seagate HDD Cayman
80,000 3.125%,  7/15/2029 71,800
110,000 3.375%,  7/15/2031 97,803
Sensata Technologies, Inc.
105,000 3.750%,  2/15/2031
a
97,125
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
9,725
SS&C Technologies, Inc.
141,000 5.500%,  9/30/2027
a
142,060

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.0%) Value
Technology (2.3%) - continued
Switch, Ltd.
$ 50,000 3.750%,  9/15/2028
a
$ 48,487
Teradyne, Inc., Convertible
1,000 1.250%,  12/15/2023 3,716
Verint Systems, Inc., Convertible
9,000 0.250%,  4/15/2026
a
9,385
Viavi Solutions, Inc.
38,000 3.750%,  10/1/2029
a
35,660
Vishay Intertechnology, Inc.,
Convertible
15,000 2.250%,  6/15/2025 14,945
Ziff Davis, Inc., Convertible
49,000 1.750%,  11/1/2026
a
55,247
Total 1,677,266
Transportation (1.2%)
AerCap Holdings NV
90,000 5.875%,  10/10/2079
d
86,400
Air Canada
10,000 3.875%,  8/15/2026
a
9,437
Air Transport Services Group, Inc.,
Convertible
12,000 1.125%,  10/15/2024 14,221
American Airlines, Inc.
111,000 11.750%,  7/15/2025
a
129,591
121,000 5.500%,  4/20/2026
a
121,907
Avis Budget Car Rental, LLC
45,000 5.375%,  3/1/2029
a,b
44,335
Delta Air Lines, Inc.
25,000 7.000%,  5/1/2025
a
26,778
10,000 7.375%,  1/15/2026 10,860
Greenbrier Companies, Inc.,
Convertible
13,000 2.875%,  4/15/2028
a
15,011
Hawaiian Brand Intellectual
Property, Ltd.
22,000 5.750%,  1/20/2026
a
22,013
Hertz Corporation
34,000 4.625%,  12/1/2026
a
31,750
40,000 5.000%,  12/1/2029
a
36,200
JetBlue Airways Corporation,
Convertible
24,000 0.500%,  4/1/2026
a
22,331
Meritor, Inc., Convertible
27,000 3.250%,  10/15/2037 29,581
NCL Corporation, Ltd.
75,000 3.625%,  12/15/2024
a
70,687
Southwest Airlines Company,
Convertible
31,000 1.250%,  5/1/2025 42,067
United Airlines, Inc.
88,000 4.375%,  4/15/2026
a
86,563
38,000 4.625%,  4/15/2029
a
36,136
VistaJet Malta Finance plc
50,000 6.375%,  2/1/2030
a
47,043
XPO Logistics, Inc.
15,000 6.250%,  5/1/2025
a
15,504
Total 898,415
U.S. Government & Agencies (9.1%)
U.S. Treasury Bonds
2,955,000 1.375%,  11/15/2031 2,711,213
Principal
Amount Long-Term Fixed Income (63.0%) Value
U.S. Government & Agencies (9.1%) -
continued
U.S. Treasury Notes
$ 4,075,000 1.250%,  12/31/2026 $ 3,850,079
Total 6,561,292
Utilities (3.5%)
Algonquin Power & Utilities
Corporation
175,000 4.750%,  1/18/2082
d
163,170
American Electric Power
Company, Inc.
250,000 3.875%,  2/15/2062
d
230,960
Calpine Corporation
105,000 4.500%,  2/15/2028
a
102,425
Dominion Energy, Inc.
146,000 4.650%,  12/15/2024
d,e
144,540
150,000 4.350%,  1/15/2027
d,e
145,059
Duke Energy Corporation
123,000 3.250%,  1/15/2082
d
109,023
45,000 4.875%,  9/16/2024
d,e
45,478
Edison International
210,000 5.000%,  12/15/2026
d,e
197,085
Energy Transfer, LP
243,000 6.500%,  11/15/2026
d,e
238,820
NextEra Energy Capital Holdings,
Inc.
185,000 3.800%,  3/15/2082
d
170,365
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
a
98,875
NextEra Energy Partners, LP,
Convertible
38,000 Zero Coupon,  11/15/2025
a
42,992
NiSource, Inc.
70,000 5.650%,  6/15/2023
d,e
68,600
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
102,225
20,000 5.250%,  6/15/2029
a
19,545
NRG Energy, Inc., Convertible
18,000 2.750%,  6/1/2048 19,728
PG&E Corporation
47,000 5.000%,  7/1/2028 45,430
Sempra Energy
115,000 4.125%,  4/1/2052
d
107,352
44,000 4.875%,  10/15/2025
d,e
44,220
Southern Company
110,000 4.000%,  1/15/2051
d
106,425
90,000 3.750%,  9/15/2051
d
82,984
Suburban Propane Partners, LP
50,000 5.875%,  3/1/2027 50,688
25,000 5.000%,  6/1/2031
a
23,438
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
a
99,575
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
a
78,705
Total 2,537,707
Total Long-Term Fixed Income
(cost $47,584,598) 45,649,880

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 24.4% ) Value
Unaffiliated  (15.9%)
79,800 Aberdeen Asia-Pacific Income
Fund, Inc. $ 269,724
34,125 AllianceBernstein Global High
Income Fund, Inc. 381,517
9,923 Allspring Global Dividend
Opportunities Fund 52,592
39,827 Allspring Income Opportunities
Fund 314,633
19,583 Barings Global Short Duration
High Yield Fund 303,537
19,588 BlackRock Core Bond Trust 254,644
24,284 BlackRock Corporate High Yield
Fund, Inc. 261,539
23,828 BlackRock Credit Allocation
Income Trust 299,280
2,000 BlackRock Enhanced Equity
Dividend Trust 19,800
20,273 BlackRock Enhanced Global
Dividend Trust 229,288
6,300 BlackRock Enhanced International
Dividend Trust 36,225
3,400 BlackRock Floating Rate Income
Strategies Fund, Inc. 44,268
14,400 BlackRock Income Trust, Inc. 73,872
19,368 BlackRock Multi-Sector Income
Trust 319,185
12,063 Blackstone Strategic Credit Fund
b
157,422
75,498 BNY Mellon High Yield Strategies
Fund 209,884
3,700 Brookfield Real Assets Income
Fund, Inc. 76,738
18,254 Delaware Ivy High Income
Opportunities Fund 231,278
29,820 Eaton Vance Limited Duration
Income Fund 348,894
3,883 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 37,704
24,346 First Trust High Income Long/Short
Fund 327,697
13,673 First Trust Senior Floating Rate
Income Fund II 171,870
14,183 Invesco Dynamic Credit
Opportunities Fund
f
165,059
1,200 Invesco Senior Loan ETF 26,124
38,475 iShares S&P U.S. Preferred Stock
Index Fund
b
1,401,260
18,994 New America High Income Fund,
Inc. 154,041
55,800 Nuveen Credit Strategies Income
Fund 344,844
18,964 Nuveen Global High Income Fund 270,047
8,400 Nuveen Preferred Income
Opportunities Fund 72,072
9,400 Nuveen Quality Preferred Income
Fund II 78,960
17,279 Nuveen Short Duration Credit
Opportunities Fund 245,880
28,485 PGIM Global High Yield Fund, Inc. 380,844
25,434 PGIM High Yield Bond Fund, Inc. 364,978
8,943 Pimco Dynamic Income Fund 217,941
4,438 Pioneer High Income Fund, Inc. 36,037
12,190 SPDR Bloomberg High Yield Bond
ETF
b
1,249,475
20,985 SPDR Bloomberg Short Term High
Yield Bond ETF
b
550,646
Shares
Registered Investment
Companies (24.4%) Value
Unaffiliated  (15.9%)- continued
24,840 Templeton Emerging Markets
Income Fund $ 170,154
4,380 Tri-Continental Corporation 135,079
3,950 Vanguard Short-Term Corporate
Bond ETF 308,456
17,400 Virtus AllianzGI Convertible &
Income Fund 87,522
2,775 Virtus AllianzGI Equity &
Convertible Income Fund 75,313
14,186 Virtus Dividend, Interest &
Premium Strategy Fund 204,137
10,602 Voya Asia Pacific High Dividend
Equity Income Fund 86,194
30,100 Voya Global Equity Dividend &
Premium Opportunity Fund 176,386
55,683 Western Asset High Income
Opportunity Fund, Inc. 248,903
Total 11,471,943
Affiliated  (8.5%)
716,534 Thrivent Core Emerging Markets
Debt Fund 6,198,022
Total 6,198,022
Total Registered Investment
Companies (cost $18,963,711) 17,669,965
Shares Preferred Stock ( 6.5% ) Value
Communications Services (0.6%)
13,375 AT&T, Inc., 4.750%
e
292,645
255 Paramount Global, Convertible,
5.750% 14,165
6,000 Telephone and Data Systems, Inc.,
6.000%
e
138,660
Total 445,470
Consumer Discretionary (0.2%)
5,500 Ford Motor Company, 6.000% 139,975
Total 139,975
Consumer Staples (0.1%)
3,200 CHS, Inc., 6.750%
d,e
84,128
Total 84,128
Energy (0.2%)
10,535 Crestwood Equity Partners, LP,
9.250%
e
101,136
525 Energy Transfer, LP, 7.600%
d,e
12,999
1,415 NuStar Logistics, LP, 6.975%
d
35,389
Total 149,524
Financials (4.1%)
3,925 Aegon Funding Corporation II,
5.100% 95,338
8,500 Allstate Corporation, 5.100%
b,e
211,140
4,000 American International Group, Inc.
5.850%
e
103,840
8,500 Bank of America Corporation,
4.250%
e
183,515
5,000 Bank of America Corporation,
5.000%
e
120,900
1,250 Bank of America Corporation,
5.375%
e
31,600

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (6.5%) Value
Financials (4.1%) - continued
9 Bank of America Corporation,
Convertible, 7.250%
e
$ 11,812
5,300 Capital One Financial Corporation,
5.000%
e
122,271
2,000 Citigroup Capital XIII, 6.669%
d
54,800
8,200 Equitable Holdings, Inc., 5.250%
e
193,438
60 First Horizon Bank, 3.750%
a,d,e
52,200
3,000 First Horizon Corporation, 6.500%
e
79,065
8,500 First Republic Bank, 4.500%
e
187,680
7,200 J.P. Morgan Chase & Company,
4.200%
e
151,776
6,825 J.P. Morgan Chase & Company,
4.750%
e
156,634
1,900 J.P. Morgan Chase & Company,
5.750%
e
48,811
5,500 Morgan Stanley, 5.850%
d,e
143,825
5,800 Morgan Stanley, 7.125%
d,e
154,686
3,500 Regions Financial Corporation,
5.700%
d,e
91,245
250 Synovus Financial Corporation,
5.875%
d,e
6,550
5,150 Truist Financial Corporation,
4.750%
e
117,884
13,500 Wells Fargo & Company, 4.250%
e
279,315
4,500 Wells Fargo & Company, 4.750%
e
99,765
190 Wells Fargo & Company,
Convertible, 7.500%
e
251,750
Total 2,949,840
Health Care (0.1%)
358 Becton, Dickinson and Company,
Convertible, 6.000% 18,910
291 Boston Scientific Corporation,
Convertible, 5.500% 33,884
4 Danaher Corporation, Convertible,
5.000% 6,317
Total 59,111
Industrials (<0.1%)
155 Stanley Black & Decker, Inc.,
Convertible, 5.250% 13,626
Total 13,626
Real Estate (0.4%)
5,500 Public Storage, 3.950%
e
111,925
5,950 Public Storage, 4.125%
e
129,472
850 Public Storage, 4.625%
e
19,788
225 Public Storage, 4.700%
e
5,245
Total 266,430
Utilities (0.8%)
244 AES Corporation, Convertible,
6.875% 24,139
136 American Electric Power
Company, Inc., Convertible,
6.125% 7,598
11,500 CMS Energy Corporation, 4.200%
e
241,270
540 NextEra Energy, Inc., Convertible,
4.872% 33,367
181 NextEra Energy, Inc., Convertible,
5.279% 9,439
46 NiSource, Inc., Convertible,
7.750% 5,473
8,800 Southern Company, 4.950% 212,344
Shares Preferred Stock (6.5%) Value
Utilities (0.8%) - continued
720 Southern Company, Convertible,
6.750% $ 39,319
Total 572,949
Total Preferred Stock
(cost $5,172,345) 4,681,053
Shares
Collateral Held for Securities
Loaned ( 3.8% ) Value
2,786,168 Thrivent Cash Management Trust 2,786,168
Total Collateral Held for
Securities Loaned
(cost $2,786,168) 2,786,168
Shares Common Stock ( 2.0% ) Value
Communications Services (0.1%)
66 Charter Communications, Inc.
g
36,004
70 Paramount Global 2,647
508 Twitter, Inc.
g
19,655
21 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f,g
346
Total 58,652
Consumer Discretionary (0.1%)
302 Bloomin' Brands, Inc. 6,626
11 Booking Holdings, Inc.
g
25,833
86 Dick's Sporting Goods, Inc. 8,602
40 Expedia Group, Inc.
g
7,827
154 Under Armour, Inc., Class C
g
2,396
23 Vail Resorts, Inc. 5,986
Total 57,270
Energy (0.1%)
108 CNX Resources Corporation
g
2,238
427 EQT Corporation 14,693
283 Pioneer Natural Resources
Company 70,758
Total 87,689
Financials (0.7%)
1,466 AG Mortgage Investment Trust,
Inc. 13,634
8,350 Annaly Capital Management, Inc. 58,784
2,200 Apollo Commercial Real Estate
Finance, Inc. 30,646
10 Ares Capital Corporation 209
112 Bank of America Corporation 4,617
6,500 BlackRock TCP Capital
Corporation 92,950
328 Blackstone Mortgage Trust, Inc. 10,427
3,000 Chimera Investment Corporation 36,120
1,569 FS KKR Capital Corporation 35,805
5,182 Golub Capital BDC, Inc. 78,818
2,800 Granite Point Mortgage Trust, Inc. 31,136
39 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 1,850
598 KKR & Company, Inc. 34,965
1,315 Sixth Street Specialty Lending, Inc. 30,626
5,400 Two Harbors Investment
Corporation 29,862
129 Wells Fargo & Company 6,251
Total 496,700
Health Care (0.2%)
149 Anthem, Inc. 73,192

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (2.0%) Value
Health Care (0.2%) - continued
20 Becton, Dickinson and Company $ 5,320
226 Danaher Corporation 66,292
14 Illumina, Inc.
g
4,892
525 Ionis Pharmaceuticals, Inc.
g
19,446
21 Jazz Pharmaceuticals, Inc.
g
3,269
Total 172,411
Industrials (0.1%)
221 Aerojet Rocketdyne Holdings, Inc.
g
8,697
201 Chart Industries, Inc.
g
34,526
194 Greenbrier Companies, Inc. 9,993
176 JetBlue Airways Corporation
g
2,631
254 Kaman Corporation 11,044
91 Patrick Industries, Inc. 5,487
150 Southwest Airlines Company
g
6,870
Total 79,248
Information Technology (0.4%)
43 Akamai Technologies, Inc.
g
5,134
226 Block, Inc.
g
30,646
146 Broadcom, Inc. 91,933
280 II-VI, Inc.
g
20,297
188 Lumentum Holdings, Inc.
g
18,349
105 Microchip Technology, Inc. 7,890
176 NortonLifeLock, Inc. 4,667
952 ON Semiconductor Corporation
g
59,605
1,777 Sabre Corporation
g
20,311
14 ServiceNow, Inc.
g
7,796
168 SunPower Corporation
g
3,609
49 Teradyne, Inc. 5,793
86 Western Digital Corporation
g
4,270
Total 280,300
Real Estate (0.2%)
3,300 AGNC Investment Corporation 43,230
160 iStar, Inc. 3,745
907 LXP Industrial Trust 14,240
123 MGIC Investment Corporation 1,667
6,050 New Residential Investment
Corporation 66,429
373 Pebblebrook Hotel Trust 9,131
Total 138,442
Utilities (0.1%)
151 American Electric Power
Company, Inc. 15,065
289 Dominion Energy, Inc. 24,556
192 DTE Energy Company 25,384
67 NextEra Energy Partners, LP 5,585
93 NextEra Energy, Inc. 7,878
222 NiSource, Inc. 7,060
87 Southern Company 6,309
Total 91,837
Total Common Stock
(cost $1,327,727) 1,462,549
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
234,311 0.660% $ 2,343,113
Total Short-Term Investments
(cost $2,343,053) 2,343,113
Total Investments (cost
$78,177,602) 102.9% $74,592,728
Other Assets and Liabilities, Net
(2.9%) (2,082,455)
Total Net Assets 100.0% $72,510,273
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $19,109,215 or 26.4% of
total net assets.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 550,411
Common Stock 2,163,775
Total lending $2,714,186
Gross amount payable upon return of
collateral for securities loaned $2,786,168
Net amounts due to counterparty $71,982
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,394,273 – 1,394,273 –
Capital Goods 2,600,895 – 2,600,895 –
Collateralized Mortgage Obligations 60,404 – 60,404 –
Communications Services 3,574,943 – 3,574,943 –
Consumer Cyclical 4,802,850 – 4,802,850 –
Consumer Non-Cyclical 3,391,294 – 3,391,294 –
Energy 4,110,810 – 4,110,810 –
Financials 14,039,731 – 14,039,731 –
Technology 1,677,266 – 1,677,266 –
Transportation 898,415 – 898,415 –
U.S. Government & Agencies 6,561,292 – 6,561,292 –
Utilities 2,537,707 – 2,537,707 –
Registered Investment Companies
Unaffiliated 11,471,943 11,306,884 – 165,059
Preferred Stock
Communications Services 445,470 445,470 – –
Consumer Discretionary 139,975 139,975 – –
Consumer Staples 84,128 84,128 – –
Energy 149,524 149,524 – –
Financials 2,949,840 2,897,640 52,200 –
Health Care 59,111 59,111 – –
Industrials 13,626 13,626 – –
Real Estate 266,430 266,430 – –
Utilities 572,949 572,949 – –
Common Stock
Communications Services 58,652 58,306 – 346
Consumer Discretionary 57,270 57,270 – –
Energy 87,689 87,689 – –
Financials 496,700 496,700 – –
Health Care 172,411 172,411 – –
Industrials 79,248 79,248 – –
Information Technology 280,300 280,300 – –
Real Estate 138,442 138,442 – –
Utilities 91,837 91,837 – –
Subtotal Investments in Securities $63,265,425 $17,397,940 $45,702,080 $165,405
Other Investments  * Total
Affiliated Registered Investment Companies 6,198,022
Affiliated Short-Term Investments 2,343,113
Collateral Held for Securities Loaned 2,786,168
Subtotal Other Investments $11,327,303
Total Investments at Value $74,592,728
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $6,320 $631 $100 $6,198 717 8.5%
Total Affiliated Registered Investment
Companies 6,320 6,198 8.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 2,534 16,703 16,894 2,343 234 3.2
Total Affiliated Short-Term Investments 2,534 2,343 3.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,020 29,667 31,901 2,786 2,786 3.8
Total Collateral Held for Securities Loaned 5,020 2,786 3.8
Total Value $13,874 $11,327
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(9) $(644) $– $80
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 0 0 – 2
Total Income/Non Income Cash from Affiliated Investments $82
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total $(9) $(644) $–

Notes to Schedule of Investments
as of March 31, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation
of the Funds' securities to the Funds' investment Adviser. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— Each Fund may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the

Notes to Schedule of Investments
as of March 31, 2022
(unaudited)

risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the
broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the period ended March 31, 2022, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the period ended March 31, 2022, Diversified Income
Plus used equity futures to manage exposure to the equities
market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.

Notes to Schedule of Investments
as of March 31, 2022
(unaudited)

securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of March 31, 2022, the value of securities on loan is as
follows:
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Diversified Income Plus $ 37,623,807
Multidimensional Income 2,714,186